UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (39.4%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association,
Conventional Pool
2.33%, 5/1/35	$53	$56

Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 8/1/42	348	371
4.00%, 12/1/41	819	876
4.50%, 6/1/39	347	372
6.00%, 11/1/37	354	386
6.50%, 5/1/32 — 9/1/32	278	315
7.50%, 5/1/35	14	17
January TBA:
3.50%, 1/01/43 (a)	325	346
Federal National Mortgage Association,
Conventional Pools:
3.50%, 11/1/42 — 1/1/43	2,907	3,144
4.00%, 11/1/41 — 1/1/42	2,635	2,829
5.00%, 1/1/41 — 3/1/41	2,353	2,611
5.50%, 5/1/37 — 8/1/38	1,199	1,320
6.00%, 1/1/38	54	59
6.50%, 12/1/29	58	68
7.00%, 12/1/17 — 2/1/31	650	775
7.50%, 8/1/37	27	33
January TBA:
2.50%, 1/01/28 (a)	150	157
Government National Mortgage Association,
January TBA:
4.00%, 1/20/43 (a)	1,000	1,089
Various Pools:
3.50%, 11/20/42	185	201
4.00%, 8/20/41 — 12/20/41	1,145	1,250
4.50%, 4/15/39 — 8/15/39	1,376	1,513
5.50%, 8/15/39	251	277
		18,009
Asset-Backed Securities (0.4%)
United States (0.4%)
CNH Equipment Trust,
1.20%, 5/16/16	646	650
CVS Pass-Through Trust,
6.04%, 12/10/28	395	464
Ford Credit Floorplan Master Owner Trust,
1.91%, 2/15/17 (b)(c)	525	540
Santander Drive Auto Receivables Trust,
3.06%, 11/15/17	50	52
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	72	78
		1,784

		Face Amount (000)	Value (000)
Collateralized Mortgage Obligations - Agency Collateral Series (0.6%)
United States (0.6%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22		$792	$805
2.40%, 6/25/22		1,625	1,662
2.79%, 1/25/22		75	80
2.97%, 10/25/21		90	97
IO
0.68%, 1/25/21 (c)		690	27
IO PAC REMIC
6.26%, 6/15/40 (c)		420	74
IO REMIC
5.84%, 4/15/39 (c)		205	45
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37		43	1
6.39%, 9/25/38 (c)		180	35
Government National Mortgage Association,
IO
6.37%, 6/20/40 (c)		115	19
6.39%, 4/16/41 (c)		270	61
			2,906

Commercial Mortgage - Backed Securities (0.6%)
United States (0.6%)
Banc of America Re-Remic Trust,
2.96%, 12/10/30 (b)		175	182
Citigroup Commercial Mortgage Trust,
6.06%, 12/10/49 (c)(d)		50	61
Commercial Mortgage Pass-Through Certificates,
2.82%, 11/15/45		376	389
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46		770	882
4.39%, 7/15/46 (b)		100	116
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	278
VNO 2012-6AVE Mortgage Trust,
3.00%, 11/15/30 (b)		361	375
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	468
			2,751

Corporate Bonds (7.8%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	616
Macquarie Bank Ltd.,
3.30%, 7/17/14 (b)		$557	581
6.63%, 4/7/21 (b)		270	299
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		260	282
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)		245	257
Woolworths Ltd.,
4.00%, 9/22/20 (b)		195	211
			2,246

	Face Amount (000)		Value (000)
Belgium (0.0%)
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14		$45	$49

Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20	330		377
Vale Overseas Ltd.,
6.88%, 11/10/39	50		63
			440
Canada (0.2%)
Barrick Gold Corp.,
3.85%, 4/1/22	65		69
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	380		429
Xstrata Finance Canada Ltd.,
4.00%, 10/25/22 (b)	275		279
			777

China (0.0%)
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)(e)	217		226

France (0.6%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	400	558
BNP Paribas SA,
5.00%, 1/15/21		$295	332
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	401
5.88%, 6/11/19	400		604
Societe Generale SA,
5.20%, 4/15/21 (b)		$200	222
Veolia Environnement SA,
6.75%, 4/24/19	EUR	400	671
			2,788

Germany (0.1%)
Daimler Finance North America LLC,
8.50%, 1/18/31		$45	70
Deutsche Bank AG,
5.00%, 6/24/20	EUR	400	588
			658

Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16		$415	467

Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	420		450

Italy (1.0%)
Banca Monte dei Paschi di Siena SpA,
4.88%, 9/15/16	EUR	350	484
Enel Finance International N.V.,
5.13%, 10/7/19 (b)		$650	688

	Face Amount (000)		Value (000)
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	550	$771
Intesa Sanpaolo SpA,
4.13%, 4/14/20	400		536
Telecom Italia Finance SA,
7.75%, 1/24/33	430		660
UniCredit SpA,
4.25%, 7/29/17	350		500
4.38%, 2/10/14	550		749
			4,388
Japan (0.0%)
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	$25		25

Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	200		202

Netherlands (0.4%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	200	292
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20	300		424
ING Bank N.V.,
3.90%, 3/19/14 (b)	$600		624
5.25%, 6/5/18	EUR	300	482
			1,822
Norway (0.2%)
Sparebank 1 Boligkreditt AS,
1.75%, 11/15/19 (b)	$730		722

Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	474
Gas Natural Capital Markets SA,
4.13%, 1/26/18	400		561
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19 (b)	$200		210
Santander Holdings USA, Inc.,
4.63%, 4/19/16	135		141
			1,386
Sweden (0.1%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	480	683

Switzerland (0.1%)
Credit Suisse,
5.40%, 1/14/20	$110		124
6.00%, 2/15/18 (f)	90		104
			228
Thailand (0.1%)
PTT PCL,
3.38%, 10/25/22 (b)(f)	230		229

	Face Amount (000)		Value (000)
United Kingdom (1.6%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	EUR	725	$1,054
MTN
3.88%, 11/10/14 (b)	$365		379
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	537
Barclays Bank PLC,
6.00%, 1/23/18 — 1/14/21	450		674
BAT International Finance PLC,
9.50%, 11/15/18 (b)	$155		216
Diageo Capital PLC,
1.50%, 5/11/17	215		218
Diageo Investment Corp.,
2.88%, 5/11/22	200		207
Experian Finance PLC,
2.38%, 6/15/17 (b)	400		407
FCE Bank PLC,
4.75%, 1/19/15	EUR	300	421
Heathrow Funding Ltd.,
4.60%, 2/15/18	300		451
HSBC Holdings PLC,
4.00%, 3/30/22	$45		49
6.00%, 6/10/19	EUR	450	721
Imperial Tobacco Finance PLC,
8.38%, 2/17/16	400		642
Lloyds TSB Bank PLC,
6.50%, 3/24/20	250		378
Nationwide Building Society,
6.25%, 2/25/20 (b)	$300		355
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	350	559
Standard Chartered PLC,
3.85%, 4/27/15 (b)	$260		275
			7,543
United States (2.3%)
AbbVie, Inc.,
4.40%, 11/6/42 (b)	200		213
Agilent Technologies, Inc.,
5.50%, 9/14/15	155		173
Altria Group, Inc.,
2.85%, 8/9/22	25		25
AT&T, Inc.,
6.30%, 1/15/38	150		193
BA Covered Bond Issuer,
4.25%, 4/5/17	EUR	350	512
Bank of America Corp.,
5.63%, 7/1/20	$15		18
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (b)	180		189
Boston Properties LP,
3.85%, 2/1/23	25		26
Capital One Bank, USA NA,
8.80%, 7/15/19	455		617
CenturyLink, Inc.,
Series Q
6.15%, 9/15/19	65		71
Series S
6.45%, 6/15/21	40		44

	Face Amount (000)	Value (000)
Citigroup, Inc.,
6.13%, 5/15/18 (d)	$107	$128
8.50%, 5/22/19 (d)	274	369
CNA Financial Corp.,
5.75%, 8/15/21	45	53
Comcast Corp.,
6.40%, 5/15/38	50	64
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22	75	77
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	630	672
General Electric Capital Corp.,
5.30%, 2/11/21	275	320
Genworth Financial, Inc.,
7.20%, 2/15/21	305	330
Georgia-Pacific LLC,
8.88%, 5/15/31	275	413
Gilead Sciences, Inc.,
4.50%, 4/1/21 (f)	40	46
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	700	823
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	29
Hewlett-Packard Co.,
4.65%, 12/9/21 (f)	260	261
Home Depot, Inc.,
5.88%, 12/16/36	400	528
JPMorgan Chase & Co.,
3.15%, 7/5/16	60	64
3.25%, 9/23/22	215	221
6.00%, 1/15/18	75	90
L-3 Communications Corp.,
4.75%, 7/15/20	255	285
Life Technologies Corp.,
6.00%, 3/1/20	40	47
Marathon Petroleum Corp.,
5.13%, 3/1/21	275	324
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	465	561
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)	25	27
NBC Universal Media LLC,
4.38%, 4/1/21	175	197
Omnicom Group, Inc.,
3.63%, 5/1/22	310	324
Pacific LifeCorp,
6.00%, 2/10/20 (b)	25	28
Phillips 66,
4.30%, 4/1/22 (b)	25	28
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	190	244
8.75%, 5/1/19	220	300
Prudential Financial, Inc.,
6.63%, 12/1/37	150	187
Qwest Corp.,
6.88%, 9/15/33	125	126
SABMiller Holdings, Inc.,
3.75%, 1/15/22 (b)	265	287
Santander Holdings USA, Inc.,
3.00%, 9/24/15	95	97

		Face Amount (000)	Value (000)
SLM Corp.,
6.25%, 1/25/16	$435		$475
Sonoco Products Co.,
5.75%, 11/1/40		40	46
Time Warner Cable, Inc.,
6.75%, 6/15/39		105	134
Verizon Communications, Inc.,
5.85%, 9/15/35		60	76
6.35%, 4/1/19		150	190
			10,552
			35,881
Mortgages - Other (0.3%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.09%, 10/15/54 (b)(c)	GBP	616	1,039
United States (0.1%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$61		47
5.91%, 10/25/36 (c)		117	89
6.00%, 4/25/36		56	58
Chaseflex Trust,
6.00%, 2/25/37		59	45
First Horizon Alternative Mortgage Securities,
6.25%, 8/25/36		36	31
GSR Mortgage Loan Trust,
5.75%, 1/25/37		69	69
Lehman Mortgage Trust,
Series 2005-1
5.50%, 11/25/35		29	29
Series 2007-8
6.50%, 9/25/37		79	66
RALI Trust,
0.71%, 3/25/35 (c)		52	34
			468
			1,507
Municipal Bonds (0.2%)
United States (0.2%)
Illinois State Toll Highway Authority,
6.18%, 1/1/34		145	180
Municipal Electric Authority of Georgia,
6.66%, 4/1/57		295	350
6.64%, 4/1/57		160	191
			721
Sovereign (23.3%)
Australia (0.7%)
Australia Government Bond,
5.25%, 3/15/19	AUD	1,375	1,615
Treasury Corp. of Victoria,
5.75%, 11/15/16		1,600	1,813
			3,428

	Face Amount (000)		Value (000)
Brazil (0.3%)
Banco Nacional de Desenvolvimento, Economico e Social,	$1,000		$1,182
5.50%, 7/12/20
Brazilian Government International Bond,
4.88%, 1/22/21 (f)	90		109
			1,291
Canada (1.0%)
Canada Government International Bond,
3.50%, 1/13/20	EUR	300	471
Canadian Government Bond,
4.25%, 6/1/18	CAD	2,800	3,227
Province of Ontario Canada,
4.00%, 12/3/19	EUR	600	937
			4,635
Chile (0.3%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	500,000	1,170

Denmark (0.2%)
Denmark Government Bond,
4.00%, 11/15/19	DKK	3,500	760

France (0.4%)
France Government Bond OAT,
3.25%, 10/25/21	EUR	175	259
4.00%, 4/25/18	1,100		1,693
			1,952
Germany (0.8%)
Bundesrepublik Deutschland,
1.75%, 7/4/22	495		681
4.25%, 7/4/39	850		1,609
4.75%, 7/4/34	750		1,452
			3,742
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
3.00%, 6/15/15	1,150		1,544
4.00%, 9/1/20	295		392
4.50%, 2/1/18	1,600		2,234
5.00%, 3/1/22	270		376
			4,546
Japan (2.0%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	883
Japan Government Ten Year Bond,
1.10%, 3/20/21 — 6/20/21	90,000		1,082
1.70%, 6/20/18	120,000		1,497
1.90%, 6/20/16	155,000		1,900
Japan Government Thirty Year Bond,
1.70%, 6/20/33	340,000		3,878
			9,240

	Face Amount (000)		Value (000)
Kazakhstan (0.3%)
KazMunaiGaz Finance Sub BV,
6.38%, 4/9/21	$1,000		$1,229

Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17	200		217
4.38%, 8/10/15	200		216
Korea Finance Corp.,
4.63%, 11/16/21	630		715
Republic of Korea,
7.13%, 4/16/19	150		195
			1,343
Mexico (0.7%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,100	370
10.00%, 12/5/24	17,100		1,854
Petroleos Mexicanos,
4.88%, 1/24/22	$1,070		1,210
			3,434
Netherlands (0.3%)
Netherlands Government Bond,
4.00%, 7/15/19 (b)	EUR	1,000	1,578

New Zealand (0.1%)
New Zealand Government Bond,
6.00%, 5/15/21	NZD	685	674

Norway (0.2%)
Norway Government Bond,
6.50%, 5/15/13	NOK	3,750	687

Poland (1.0%)
Poland Government Bond,
5.25%, 10/25/17	PLN	7,120	2,509
5.75%, 10/25/21	2,190		822
Poland Government International Bond,
5.00%, 3/23/22	$870		1,030
			4,361
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)	900		950

Russia (0.2%)
Russian Foreign Bond - Eurobond,
3.25%, 4/4/17 (b)	800		852

South Africa (0.7%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21	900		1,025

	Face Amount (000)		Value (000)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	17,500	$2,179
			3,204
Spain (10.1%)
Spain Government Bond,
4.75%, 7/30/14	EUR	34,200	46,483
Supernational (0.7%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,941
European Union,
2.75%, 4/4/22	EUR	300	436
3.25%, 4/4/18	525		785
			3,162
Sweden (0.3%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	6,750	1,227

United Kingdom (1.5%)
United Kingdom Gilt,
3.75%, 9/7/21	GBP	1,000	1,908
4.25%, 6/7/32 — 9/7/39	1,900		3,795
5.00%, 3/7/18	500		980
			6,683
			106,631
U.S. Treasury Securities (2.3%)
United States (2.3%)
U.S. Treasury Bond,
3.50%, 2/15/39		$2,050	2,318
U.S. Treasury Notes,
0.88%, 4/30/17	4,790		4,849
1.50%, 6/30/16	3,300		3,421
			10,588
Total Fixed Income Securities (Cost $170,832)			180,834

	Shares
Common Stocks (54.6%)
Australia (2.1%)
AGL Energy Ltd.	5,154		83
Alumina Ltd. (f)	34,733		34
Amcor Ltd.	13,340		113
AMP Ltd.	37,569		191
Arrium Ltd.	16,315		16
Asciano Ltd.	9,435		46
ASX Ltd.	1,860		61
Australia & New Zealand Banking Group Ltd.	31,182		816
BHP Billiton Ltd.	34,507		1,348
BlueScope Steel Ltd. (g)	4,231		15
Brambles Ltd.	15,786		126
Coca-Cola Amatil Ltd.	5,590		79
Cochlear Ltd.	603		50

	Shares	Value (000)
Commonwealth Bank of Australia	14,741	$957
Computershare Ltd.	5,071	48
Crown Ltd.	6,945	77
CSL Ltd.	5,782	327
Dexus Property Group REIT	50,920	54
DuluxGroup Ltd. (f)	6,159	24
Echo Entertainment Group Ltd.	8,395	30
Fairfax Media Ltd. (f)	37,242	20
Fortescue Metals Group Ltd. (f)	13,099	65
Goodman Group REIT	12,573	57
GPT Group REIT	20,997	81
Incitec Pivot Ltd.	16,226	55
Insurance Australia Group Ltd.	23,931	118
Leighton Holdings Ltd.	1,580	30
Lend Lease Group REIT	7,086	69
Macquarie Group Ltd.	3,459	129
Mirvac Group REIT	30,150	47
National Australia Bank Ltd.	26,002	680
Newcrest Mining Ltd.	5,088	119
Orica Ltd.	4,295	113
Origin Energy Ltd.	11,355	139
QBE Insurance Group Ltd.	15,650	179
Rio Tinto Ltd.	4,525	315
Santos Ltd.	9,841	115
Shopping Centres Australasia Property Group REIT (g)	2,619	4
Sonic Healthcare Ltd.	3,819	53
Stockland REIT	27,418	101
Suncorp Group Ltd.	13,440	143
TABCORP Holdings Ltd.	7,519	24
Telstra Corp., Ltd.	50,464	230
Toll Holdings Ltd.	7,271	35
Transurban Group (f)	14,870	94
Treasury Wine Estates Ltd.	8,940	44
Wesfarmers Ltd.	10,623	410
Wesfarmers Ltd. (PPS)	1,862	74
Westfield Group REIT	22,463	248
Westfield Retail Trust REIT	23,551	74
Westpac Banking Corp.	28,847	789
Woodside Petroleum Ltd.	6,298	224
Woolworths Ltd.	13,097	400
WorleyParsons Ltd.	1,915	47
		9,820
Austria (0.0%)
Immofinanz AG (g)	3,664	15
Voestalpine AG	1,329	49
		64
Belgium (0.3%)
Ageas	3,005	90
Anheuser-Busch InBev N.V.	6,748	590
Colruyt SA	905	45
Delhaize Group SA (f)	3,250	130
Groupe Bruxelles Lambert SA	1,457	115
KBC Groep N.V.	3,024	105
Umicore SA	1,567	86
		1,161
Canada (2.8%)
Agnico-Eagle Mines Ltd.	2,100	110

	Shares	Value (000)
Agrium, Inc.	2,000	$199
Bank of Montreal (f)	6,500	398
Bank of Nova Scotia (f)	11,300	653
Barrick Gold Corp. (f)	12,000	420
BCE, Inc. (f)	6,700	287
Bombardier, Inc.	16,300	62
Brookfield Asset Management, Inc., Class A	7,000	256
Brookfield Office Properties, Inc. (f)	4,900	84
Cameco Corp.	5,200	102
Canadian Imperial Bank of Commerce (f)	4,800	386
Canadian National Railway Co. (f)	5,500	499
Canadian Natural Resources Ltd.	13,100	377
Canadian Oil Sands Ltd.	3,500	71
Canadian Pacific Railway Ltd.	2,100	213
Cenovus Energy, Inc. (f)	9,100	305
Crescent Point Energy Corp. (f)	2,700	102
Eldorado Gold Corp.	6,900	89
Enbridge, Inc.	10,500	454
Encana Corp. (f)	9,600	190
Fairfax Financial Holdings Ltd.	300	108
First Quantum Minerals Ltd.	6,500	143
Fortis, Inc. (f)	1,600	55
Goldcorp, Inc.	9,000	331
Great-West Lifeco, Inc. (f)	5,200	127
Husky Energy, Inc. (f)	3,300	98
IGM Financial, Inc. (f)	2,300	96
Imperial Oil Ltd.	3,200	138
Intact Financial Corp.	1,800	117
Kinross Gold Corp.	12,700	124
Magna International, Inc. (f)	3,200	160
Manulife Financial Corp.	23,100	314
National Bank of Canada (f)	1,900	148
Nexen, Inc.	7,500	200
Pembina Pipeline Corp. (f)	500	14
Penn West Petroleum Ltd. (f)	4,800	52
Petrobank Energy & Resources Ltd. (g)	1,300	16
Petrominerales Ltd. (f)	859	7
Potash Corp. of Saskatchewan, Inc.	10,400	423
Power Corp. of Canada (f)	5,200	133
Power Financial Corp. (f)	4,300	118
Research In Motion Ltd. (f)(g)	5,300	63
Rogers Communications, Inc., Class B (f)	4,900	223
Royal Bank of Canada	15,700	945
Shaw Communications, Inc., Class B (f)	4,700	108
Shoppers Drug Mart Corp. (f)	3,300	142
Silver Wheaton Corp. (f)	4,400	159
SNC-Lavalin Group, Inc.	2,300	93
Sun Life Financial, Inc. (f)	7,500	199
Suncor Energy, Inc.	18,000	592
Talisman Energy, Inc. (f)	13,000	147
Teck Resources Ltd., Class B (f)	6,000	218
Thomson Reuters Corp. (f)	4,700	136
Tim Hortons, Inc.	3,900	191
Toronto-Dominion Bank (The) (f)	10,300	867
TransAlta Corp.	2,900	44
TransCanada Corp. (f)	8,000	378
Valeant Pharmaceuticals International, Inc. (g)	300	18
Yamana Gold, Inc.	9,200	158
		12,860

	Shares	Value (000)
Chile (0.0%)
Antofagasta PLC	2,716	$60

China (0.1%)
AIA Group Ltd. (e)	67,200	268

Denmark (0.2%)
AP Moeller - Maersk A/S	6	43
AP Moeller - Maersk A/S Series B	11	84
Carlsberg A/S	98	9
Coloplast A/S	120	6
Danske Bank A/S (g)	6,044	103
DSV A/S	3,452	90
Novo Nordisk A/S Series B	3,895	636
Novozymes A/S Series B	2,771	78
TDC A/S	537	4
Vestas Wind Systems A/S (g)	3,486	20
		1,073
Finland (0.2%)
Fortum Oyj	6,094	115
Kone Oyj, Class B	2,537	188
Nokia Oyj (f)	34,796	137
Nokian Renkaat Oyj	1,401	56
Sampo Oyj, Class A	3,582	116
UPM-Kymmene Oyj	11,663	138
		750
France (2.1%)
Accor SA	1,422	51
Aeroports de Paris (ADP)	480	37
Air Liquide SA	2,791	350
Alcatel-Lucent (f)(g)	32,733	44
Alstom SA	4,118	169
AXA SA	16,884	305
BNP Paribas SA	9,982	563
Bouygues SA	2,699	79
Bureau Veritas SA	581	65
Cap Gemini SA	1,918	84
Carrefour SA	5,540	143
Christian Dior SA	710	123
Cie de St-Gobain	2,371	101
Cie Generale d’Optique Essilor International SA	1,528	155
Cie Generale de Geophysique-Veritas (g)	2,024	61
Cie Generale des Etablissements Michelin Series B	1,855	176
Credit Agricole SA (g)	8,087	66
Danone SA	6,671	441
Edenred	1,823	57
Electricite de France SA (f)	3,256	61
Eutelsat Communications SA	799	26
France Telecom SA	19,419	217
GDF Suez	12,237	252
Groupe Eurotunnel SA	7,563	58
ICADE REIT	86	8
JCDecaux SA	651	16
L’Oreal SA	2,407	336
Lafarge SA	4,474	287
LVMH Moet Hennessy Louis Vuitton SA	2,297	428
Pernod-Ricard SA	1,855	218
Peugeot SA (f)(g)	1,221	9

	Shares	Value (000)
PPR	1,357	$253
Publicis Groupe SA	1,047	63
Renault SA	1,898	105
Sanofi	11,589	1,099
SES SA	2,416	70
Societe Generale SA (g)	6,916	260
Societe Television Francaise 1	1,176	14
Sodexo	1,223	102
Suez Environnement Co.	4,193	50
Technip SA	933	107
Thales SA	1,262	43
Total SA	20,957	1,085
Unibail-Rodamco SE REIT	1,616	396
Vallourec SA	2,417	126
Veolia Environnement SA	5,613	68
Vinci SA	4,786	228
Vivendi SA	16,236	366
		9,421
Germany (3.2%)
Adidas AG	3,095	276
Allianz SE (Registered)	7,228	1,001
Axel Springer AG	300	13
BASF SE	18,301	1,720
Bayer AG (Registered)	12,027	1,142
Bayerische Motoren Werke AG	4,985	481
Beiersdorf AG	1,516	124
Commerzbank AG (g)	68,631	131
Continental AG	949	110
Daimler AG (Registered)	11,022	602
Deutsche Bank AG (Registered)	16,392	714
Deutsche Boerse AG	2,144	131
Deutsche Lufthansa AG (Registered)	5,792	109
Deutsche Post AG (Registered)	8,920	196
Deutsche Telekom AG (Registered)	46,294	526
E.ON SE	28,447	530
Esprit Holdings Ltd. (e)(f)	12,331	17
Fraport AG Frankfurt Airport Services Worldwide	478	28
Fresenius Medical Care AG & Co., KGaA	2,773	192
Fresenius SE & Co., KGaA	1,864	214
Henkel AG & Co., KGaA	2,529	173
Henkel AG & Co., KGaA (Preference)	3,044	250
Infineon Technologies AG	19,041	154
K&S AG (Registered)	2,326	107
Kabel Deutschland Holding AG	658	49
Lanxess AG	1,473	129
Linde AG	2,420	422
Merck KGaA	934	123
Metro AG	1,892	52
Muenchener Rueckversicherungs AG (Registered)	3,061	550
Porsche Automobil Holding SE (Preference)	1,388	113
ProSiebenSat.1 Media AG	953	27
QIAGEN N.V. (g)	4,477	81
RWE AG	6,058	250
SAP AG	16,417	1,315
Siemens AG (Registered)	13,623	1,481
Suedzucker AG	731	30
ThyssenKrupp AG	8,725	205
TUI AG (g)	2,676	28
Volkswagen AG	517	111

	Shares	Value (000)
Volkswagen AG (Preference)	2,583	$588
		14,495
Greece (0.0%)
National Bank of Greece SA (g)	14,355	25

Hong Kong (0.5%)
Bank of East Asia Ltd.	16,214	63
BOC Hong Kong Holdings Ltd.	36,500	115
Cheung Kong Holdings Ltd.	14,000	217
CLP Holdings Ltd.	19,000	160
Hang Lung Group Ltd. (f)	8,000	46
Hang Lung Properties Ltd.	22,000	88
Hang Seng Bank Ltd.	11,500	178
Henderson Land Development Co., Ltd.	11,493	82
Hong Kong & China Gas Co., Ltd.	43,560	120
Hong Kong Exchanges and Clearing Ltd. (f)	10,314	178
Hutchison Whampoa Ltd.	21,000	223
Kerry Properties Ltd.	7,000	37
Link REIT (The)	20,273	101
MTR Corp., Ltd.	15,242	60
New World Development Co., Ltd.	28,273	44
Power Assets Holdings Ltd.	14,500	124
Sands China Ltd.	28,400	127
Sino Land Co., Ltd.	21,238	38
Sun Hung Kai Properties Ltd.	13,723	207
Swire Pacific Ltd., Class A	6,500	81
Swire Properties Ltd.	4,550	15
Wharf Holdings Ltd.	13,200	104
Wheelock & Co., Ltd.	10,000	51
		2,459
India (0.0%)
Cairn Energy PLC (g)	6,451	28

Italy (1.2%)
Assicurazioni Generali SpA	32,315	589
Atlantia SpA	8,916	162
Banco Popolare SC (g)	29,266	49
Enel Green Power SpA	33,367	62
Enel SpA	161,184	671
Eni SpA	62,150	1,533
Fiat Industrial SpA	18,541	203
Fiat SpA (f)(g)	27,830	141
Finmeccanica SpA (g)	3,355	19
Intesa Sanpaolo SpA	244,044	422
Luxottica Group SpA	3,128	130
Prysmian SpA	3,369	68
Saipem SpA	5,996	233
Snam SpA	57,850	269
Telecom Italia SpA	253,302	229
Telecom Italia SpA	179,173	142
Terna Rete Elettrica Nazionale SpA	26,364	106
UniCredit SpA (g)	80,169	396
Unione di Banche Italiane SCPA	14,464	67
		5,491
Japan (5.8%)
Advantest Corp. (f)	2,300	36
Aeon Co., Ltd. (f)	12,100	138

	Shares	Value (000)
Aisin Seiki Co., Ltd.	4,000	$125
Ajinomoto Co., Inc.	16,000	212
Asahi Glass Co., Ltd. (f)	17,000	124
Asahi Group Holdings Ltd.	5,400	114
Asahi Kasei Corp.	28,000	165
Astellas Pharma, Inc.	5,500	247
Bank of Yokohama Ltd. (The)	22,000	102
Bridgestone Corp.	9,500	246
Canon, Inc. (f)	15,000	588
Central Japan Railway Co.	2,400	195
Chiba Bank Ltd. (The)	14,000	82
Chubu Electric Power Co., Inc.	8,300	111
Chugai Pharmaceutical Co., Ltd. (f)	4,900	94
Chugoku Electric Power Co., Inc. (The)	3,700	58
Dai Nippon Printing Co., Ltd.	11,000	86
Dai-ichi Life Insurance Co., Ltd. (The)	14	20
Daiichi Sankyo Co., Ltd.	9,800	150
Daikin Industries Ltd.	4,000	137
Daito Trust Construction Co., Ltd.	1,500	141
Daiwa House Industry Co., Ltd.	12,000	207
Daiwa Securities Group, Inc.	31,000	173
Denso Corp.	8,800	306
Dentsu, Inc.	3,200	86
East Japan Railway Co.	5,200	336
Eisai Co., Ltd.	4,100	171
Electric Power Development Co., Ltd.	2,700	64
FANUC Corp.	2,600	484
Fast Retailing Co., Ltd.	700	178
FUJIFILM Holdings Corp.	8,200	165
Fujitsu Ltd.	28,000	118
Hankyu Hanshin Holdings, Inc.	34,000	176
Hitachi Ltd. (f)	68,000	400
Hokkaido Electric Power Co., Inc.	4,200	51
Hokuriku Electric Power Co.	3,900	46
Honda Motor Co., Ltd.	1,600	59
Honda Motor Co., Ltd. ADR (f)	19,795	731
Hoya Corp.	6,000	118
Ibiden Co., Ltd.	2,000	32
Inpex Corp.	15	80
Isetan Mitsukoshi Holdings Ltd.	5,400	53
Isuzu Motors Ltd.	2,000	12
ITOCHU Corp.	22,400	236
Japan Real Estate Investment Corp. REIT	8	79
Japan Steel Works Ltd. (The)	5,000	32
Japan Tobacco, Inc.	16,600	468
JFE Holdings, Inc.	6,600	124
JGC Corp.	3,000	93
JSR Corp.	3,000	57
JX Holdings, Inc.	4,100	23
Kansai Electric Power Co., Inc. (The)	7,000	74
Kao Corp.	8,500	221
Kawasaki Heavy Industries Ltd.	38,000	103
KDDI Corp.	5,400	381
Keikyu Corp. (f)	10,000	89
Keio Corp. (f)	10,000	75
Keyence Corp.	700	193
Kintetsu Corp. (f)	42,000	172
Kirin Holdings Co., Ltd.	14,000	165
Kobe Steel Ltd. (g)	70,000	89
Komatsu Ltd.	14,100	361
Konica Minolta Holdings, Inc.	5,000	36
Kubota Corp.	19,000	218

	Shares	Value (000)
Kuraray Co., Ltd.	5,000	$65
Kyocera Corp.	2,300	209
Kyushu Electric Power Co., Inc.	3,900	45
LIXIL Group Corp.	5,600	125
Makita Corp.	1,600	74
Marubeni Corp.	31,000	222
Mazda Motor Corp. (g)	24,000	49
Mitsubishi Chemical Holdings Corp.	22,500	112
Mitsubishi Corp.	18,500	356
Mitsubishi Electric Corp.	28,000	238
Mitsubishi Estate Co., Ltd.	17,000	406
Mitsubishi Heavy Industries Ltd.	54,000	261
Mitsubishi Motors Corp. (g)	93,000	96
Mitsui & Co., Ltd.	27,800	416
Mitsui Fudosan Co., Ltd.	13,000	318
Mitsui OSK Lines Ltd.	18,000	54
Mizuho Financial Group, Inc.	208,700	382
MS&AD Insurance Group Holdings	5,800	116
Murata Manufacturing Co., Ltd.	3,200	189
NGK Insulators Ltd.	5,000	59
Nidec Corp. (f)	1,600	94
Nikon Corp.	5,100	151
Nintendo Co., Ltd.	1,400	149
Nippon Building Fund, Inc. REIT (f)	9	93
Nippon Electric Glass Co., Ltd.	6,000	34
Nippon Express Co., Ltd.	22,000	91
Nippon Steel Sumitomo Metal Corp.	116,000	285
Nippon Telegraph & Telephone Corp.	8,100	340
Nippon Yusen KK (f)	34,000	80
Nissan Motor Co., Ltd.	34,500	327
Nitto Denko Corp.	2,500	123
NKSJ Holdings, Inc.	600	13
Nomura Holdings, Inc.	52,100	308
NSK Ltd.	10,000	71
NTT Data Corp.	30	94
NTT DoCoMo, Inc.	212	304
Odakyu Electric Railway Co., Ltd. (f)	18,000	187
OJI Paper Co., Ltd. (f)	13,000	45
Olympus Corp. (f)(g)	3,500	68
Omron Corp.	2,800	67
Ono Pharmaceutical Co., Ltd.	1,500	77
Oriental Land Co., Ltd.	100	12
ORIX Corp. (f)	1,510	170
Osaka Gas Co., Ltd.	42,000	153
Otsuka Holdings Co., Ltd.	600	17
Panasonic Corp. (f)	26,900	163
Rakuten, Inc. (f)	14,400	112
Resona Holdings, Inc.	10,500	48
Ricoh Co., Ltd. (f)	11,000	117
Rohm Co., Ltd.	1,200	39
Secom Co., Ltd.	3,100	156
Sekisui House Ltd.	12,000	131
Seven & I Holdings Co., Ltd.	12,100	341
Sharp Corp. (f)	15,000	53
Shikoku Electric Power Co., Inc.	5,500	88
Shin-Etsu Chemical Co., Ltd.	4,800	293
Shionogi & Co., Ltd.	6,400	107
Shiseido Co., Ltd. (f)	6,500	91
Shizuoka Bank Ltd. (The)	14,000	137
SMC Corp.	900	163
Softbank Corp.	10,600	388
Sony Corp.	1,300	15

	Shares	Value (000)
Sony Corp. ADR (f)	13,035	$146
Sumitomo Chemical Co., Ltd.	22,000	69
Sumitomo Corp.	16,900	217
Sumitomo Electric Industries Ltd.	24,000	278
Sumitomo Metal Mining Co., Ltd.	9,000	127
Sumitomo Mitsui Financial Group, Inc.	18,800	683
Sumitomo Mitsui Trust Holdings, Inc.	43,000	151
Sumitomo Realty & Development Co., Ltd.	8,000	266
Suzuki Motor Corp.	6,000	157
T&D Holdings, Inc.	8,400	102
Takeda Pharmaceutical Co., Ltd.	10,600	474
TDK Corp. (f)	1,400	51
Terumo Corp.	3,300	131
Tobu Railway Co., Ltd.	33,000	175
Tohoku Electric Power Co., Inc. (g)	6,600	61
Tokio Marine Holdings, Inc.	7,000	195
Tokyo Electric Power Co., Inc. (f)(g)	13,700	33
Tokyo Electron Ltd.	2,200	101
Tokyo Gas Co., Ltd.	38,000	174
Tokyu Corp.	18,000	101
Toppan Printing Co., Ltd.	11,000	68
Toray Industries, Inc.	28,000	171
Toshiba Corp.	61,000	241
Toyota Industries Corp.	3,600	115
Toyota Motor Corp.	39,300	1,834
Trend Micro, Inc. (f)	1,800	54
Unicharm Corp.	2,600	135
West Japan Railway Co.	3,300	130
Yahoo! Japan Corp. (f)	276	89
Yamada Denki Co., Ltd. (f)	1,370	53
Yamato Holdings Co., Ltd.	9,500	144
		26,819
Kazakhstan (0.0%)
Kazakhmys PLC	2,888	38

Netherlands (0.6%)
Akzo Nobel N.V.	4,136	273
ArcelorMittal	12,177	211
ASML Holding N.V.	2,380	154
DE Master Blenders 1753 N.V. (g)	2,404	28
Fugro N.V. CVA	657	38
Heineken N.V.	3,516	234
ING Groep N.V. CVA (g)	45,698	437
Koninklijke Ahold N.V.	11,520	153
Koninklijke DSM N.V.	3,186	192
Koninklijke KPN N.V.	6,177	31
Koninklijke Philips Electronics N.V.	11,422	306
Koninklijke Vopak N.V.	1,006	71
PostNL N.V. (g)	4,654	18
Randstad Holding N.V.	1,207	45
TNT Express N.V.	4,151	47
Unilever N.V. CVA	14,384	543
		2,781
Norway (0.3%)
Aker Solutions ASA	1,833	38
DnB ASA	11,838	151
Kvaerner ASA	1,677	5
Norsk Hydro ASA	13,781	70
Orkla ASA	10,248	90

	Shares	Value (000)
Renewable Energy Corp., ASA (f)(g)	6,482	$1
Seadrill Ltd.	328	12
Statoil ASA	13,168	330
Subsea 7 SA (f)	3,127	75
Telenor ASA	16,272	331
Veripos, Inc. (g)	286	1
Yara International ASA	2,039	101
		1,205
Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	59

Portugal (0.0%)
Galp Energia SGPS SA	2,866	45
Portugal Telecom SGPS SA (Registered) (f)	11,841	59
		104
South Africa (0.1%)
SABMiller PLC	10,797	508

Spain (1.6%)
Abertis Infraestructuras SA	12,358	206
ACS Actividades de Construccion y Servicios SA	3,511	90
Amadeus IT Holding SA, Class A	5,400	136
Banco Bilbao Vizcaya Argentaria SA	132,359	1,215
Banco de Sabadell SA (g)	46,279	123
Banco Popular Espanol SA (g)	36,597	28
Banco Santander SA	241,421	1,947
CaixaBank (f)	26,517	93
Distribuidora Internacional de Alimentacion SA	18,498	119
Enagas SA	4,460	95
Ferrovial SA	6,878	101
Gas Natural SDG SA	5,948	109
Grifols SA (g)	2,531	89
Iberdrola SA	103,127	575
Inditex SA	5,526	774
International Consolidated Airlines Group SA (g)	13,928	41
Red Electrica Corp., SA (f)	3,217	159
Repsol SA	16,546	340
Telefonica SA	71,322	968
		7,208
Sweden (0.8%)
Assa Abloy AB, Class B	3,279	123
Atlas Copco AB, Class A	9,926	275
Atlas Copco AB, Class B	7,174	176
Electrolux AB, Class B	2,950	77
Hennes & Mauritz AB, Class B	10,362	360
Husqvarna AB, Class B	5,449	33
Investor AB, Class B	11,790	309
Millicom International Cellular SA SDR	1,326	115
Modern Times Group AB, Class B	443	16
Nordea Bank AB	26,050	250
Sandvik AB	15,296	246
Scania AB, Class B	5,178	108
Skandinaviska Enskilda Banken AB	14,182	121
Skanska AB, Class B	3,281	54
SKF AB, Class B	6,298	159
Svenska Cellulosa AB, Class B	8,585	188
Svenska Handelsbanken AB, Class A	5,479	196

	Shares	Value (000)
Swedbank AB, Class A	4,898	$96
Swedish Match AB	4,201	142
Telefonaktiebolaget LM Ericsson, Class B	25,830	260
TeliaSonera AB	31,426	214
Volvo AB, Class B	8,272	114
		3,632
Switzerland (2.2%)
ABB Ltd. (Registered) (g)	37,474	778
Actelion Ltd. (Registered) (g)	1,056	51
Adecco SA (Registered) (g)	1,374	73
Cie Financiere Richemont SA	5,331	426
Credit Suisse Group AG (Registered) (f)(g)	15,943	400
Geberit AG (Registered) (g)	894	198
Givaudan SA (Registered) (g)	99	105
Holcim Ltd. (Registered) (g)	327	24
Julius Baer Group Ltd. (g)	2,309	83
Kuehne & Nagel International AG (Registered)	732	89
Lonza Group AG (Registered) (g)	523	28
Nestle SA (Registered)	38,089	2,482
Novartis AG (Registered)	23,572	1,492
Roche Holding AG (Genusschein)	6,415	1,307
SGS SA (Registered)	60	133
Sonova Holding AG (Registered) (g)	957	106
Swatch Group AG (The)	353	182
Swiss Re AG (g)	1,336	98
Swisscom AG (Registered)	745	321
Syngenta AG (Registered)	914	369
Transocean Ltd.	3,245	145
UBS AG (Registered) (g)	30,443	479
Zurich Insurance Group AG (g)	2,528	676
		10,045
United Kingdom (5.3%)
3i Group PLC	17,668	62
Admiral Group PLC	3,778	72
Aggreko PLC	2,555	73
AMEC PLC	3,969	65
Anglo American PLC	12,293	392
ARM Holdings PLC	14,750	189
Associated British Foods PLC	1,859	47
AstraZeneca PLC	16,441	777
Aviva PLC	32,168	194
Babcock International Group PLC	4,000	62
BAE Systems PLC	51,079	281
Barclays PLC	132,391	572
BG Group PLC	32,584	546
BHP Billiton PLC	20,867	733
BP PLC	189,666	1,314
British American Tobacco PLC	19,566	991
British Land Co., PLC REIT	12,968	121
British Sky Broadcasting Group PLC	8,242	103
BT Group PLC	102,679	387
Burberry Group PLC	4,196	86
Capita PLC	6,586	82
Centrica PLC	52,229	284
Compass Group PLC	21,054	249
Diageo PLC	24,702	719
Experian PLC	11,285	182
G4S PLC	14,808	62
GlaxoSmithKline PLC	58,621	1,273

	Shares	Value (000)
HSBC Holdings PLC	161,033	$1,703
Imperial Tobacco Group PLC	10,308	398
Inmarsat PLC	4,106	40
Intertek Group PLC	1,847	93
Investec PLC	9,538	65
ITV PLC	32,244	55
Johnson Matthey PLC	2,335	90
Land Securities Group PLC REIT	12,437	168
Legal & General Group PLC	64,615	156
Lloyds Banking Group PLC (g)	379,266	304
Lonmin PLC	1,989	9
Man Group PLC	15,236	20
Marks & Spencer Group PLC	10,082	63
National Grid PLC	35,017	401
Next PLC	1,962	121
Old Mutual PLC	76,950	229
Pearson PLC	12,902	252
Petrofac Ltd.	3,181	86
Prudential PLC	31,720	443
Randgold Resources Ltd.	924	91
Reckitt Benckiser Group PLC	6,915	433
Reed Elsevier PLC	3,587	38
Rio Tinto PLC	13,589	792
Rolls-Royce Holdings PLC (g)	34,143	492
Royal Bank of Scotland Group PLC (g)	20,621	111
Royal Dutch Shell PLC, Class A	35,881	1,268
Royal Dutch Shell PLC, Class B	27,048	957
RSA Insurance Group PLC	79,789	161
Serco Group PLC	5,878	51
Shire PLC	5,464	168
Smith & Nephew PLC	10,250	113
Smiths Group PLC	6,229	123
SSE PLC	17,723	410
Standard Chartered PLC	21,901	555
Standard Life PLC	18,540	99
Tesco PLC	78,475	431
TUI Travel PLC	15,728	73
Tullow Oil PLC	8,851	180
Unilever PLC	13,299	505
Vedanta Resources PLC	1,623	32
Vodafone Group PLC	605,559	1,523
WM Morrison Supermarkets PLC	20,218	87
Wolseley PLC	3,334	158
WPP PLC	28,743	418
Xstrata PLC	21,410	381
		24,264
United States (25.2%)
3M Co.	2,391	222
Abbott Laboratories	7,312	479
Abercrombie & Fitch Co., Class A (f)	349	17
Accenture PLC, Class A	4,625	308
ACCO Brands Corp. (g)	104	1
Adobe Systems, Inc. (g)	4,863	183
ADT Corp. (The)	804	37
Advance Auto Parts, Inc.	349	25
Advanced Micro Devices, Inc. (f)(g)	3,980	10
AES Corp.	1,093	12
Aetna, Inc. (f)	2,692	125
Aflac, Inc.	401	21
Agilent Technologies, Inc. (f)	2,779	114

	Shares	Value (000)
Air Products & Chemicals, Inc.	477	$40
Airgas, Inc.	394	36
Akamai Technologies, Inc. (g)	1,812	74
Alaska Air Group, Inc. (f)(g)	25,300	1,090
Alcoa, Inc. (f)	5,280	46
Alexion Pharmaceuticals, Inc. (f)(g)	1,501	141
Allegheny Technologies, Inc.	835	25
Allergan, Inc.	2,359	216
Allstate Corp. (The) (f)	843	34
Alpha Natural Resources, Inc. (f)(g)	984	10
Altera Corp.	5,441	187
Altria Group, Inc.	11,846	372
Amazon.com, Inc. (g)	1,870	470
AMC Networks, Inc., Class A (g)	21	1
Ameren Corp.	2,892	89
American Electric Power Co., Inc.	5,294	226
American Express Co.	4,491	258
American Tower Corp. REIT	4,460	345
Ameriprise Financial, Inc.	2,879	180
AmerisourceBergen Corp. (f)	4,371	189
AMETEK, Inc.	1,216	46
Amgen, Inc.	6,917	597
Amphenol Corp., Class A	306	20
Anadarko Petroleum Corp.	3,941	293
Analog Devices, Inc.	4,857	204
Annaly Capital Management, Inc. REIT (f)	3,258	46
Aon PLC (f)	300	17
Apache Corp.	3,174	249
Apollo Group, Inc., Class A (f)(g)	836	17
Apple, Inc.	9,309	4,962
Applied Materials, Inc.	9,149	105
Arch Coal, Inc. (f)	978	7
Archer-Daniels-Midland Co.	4,243	116
AT&T, Inc.	36,651	1,236
Automatic Data Processing, Inc. (f)	2,070	118
AutoZone, Inc. (g)	357	127
Avago Technologies Ltd.	1,765	56
AvalonBay Communities, Inc. REIT	1,567	212
Avery Dennison Corp. (f)	1,748	61
Avon Products, Inc. (f)	5,475	79
Baker Hughes, Inc. (f)	4,595	188
Ball Corp.	999	45
Bank of America Corp.	348,375	4,041
Bank of New York Mellon Corp. (The) (f)	13,084	336
Baxter International, Inc.	5,020	335
BB&T Corp. (f)	7,560	220
Becton Dickinson and Co. (f)	2,422	189
Bed Bath & Beyond, Inc. (f)(g)	1,780	100
Berkshire Hathaway, Inc., Class B (g)	954	86
Best Buy Co., Inc. (f)	1,746	21
Biogen Idec, Inc. (g)	1,824	268
BlackRock, Inc.	1,187	245
BMC Software, Inc. (g)	1,548	61
Boeing Co. (The)	4,219	318
Boston Properties, Inc. REIT	1,616	171
Boston Scientific Corp. (g)	13,997	80
Bristol-Myers Squibb Co. (f)	10,339	337
Broadcom Corp., Class A (g)	6,652	221
Brown-Forman Corp., Class B (f)	31	2
Bunge Ltd.	846	61
C.H. Robinson Worldwide, Inc. (f)	1,427	90
CA, Inc. (f)	2,775	61

	Shares	Value (000)
Cablevision Systems Corp. (f)	3,712	$55
Cameron International Corp. (g)	2,223	126
Campbell Soup Co. (f)	222	8
Capital One Financial Corp.	4,477	259
Cardinal Health, Inc.	4,021	166
CarMax, Inc. (f)(g)	1,277	48
Carnival Corp.	2,709	100
Catamaran Corp. (g)	200	9
Caterpillar, Inc.	5,587	500
CBRE Group, Inc., Class A (f)(g)	6,989	139
CBS Corp., Class B	7,301	278
Celanese Corp. Series A (f)	420	19
Celgene Corp. (g)	3,311	261
CenterPoint Energy, Inc.	5,776	111
CenturyLink, Inc. (f)	4,610	180
Cerner Corp. (g)	1,206	94
CF Industries Holdings, Inc.	556	113
Charles Schwab Corp. (The)	8,233	118
Chesapeake Energy Corp. (f)	5,334	89
Chevron Corp.	11,865	1,283
Chipotle Mexican Grill, Inc. (f)(g)	323	96
Chubb Corp. (The)	384	29
Cigna Corp.	2,666	143
Cintas Corp. (f)	1,794	73
Cisco Systems, Inc.	52,542	1,032
CIT Group, Inc. (g)	2,155	83
Citigroup, Inc. (d)	86,758	3,432
Citrix Systems, Inc. (g)	2,179	143
Cliffs Natural Resources, Inc. (f)	977	38
Clorox Co. (The) (f)	1,459	107
CME Group, Inc.	311	16
Coach, Inc.	1,853	103
Coca-Cola Co. (The)	35,691	1,294
Coca-Cola Enterprises, Inc.	2,205	70
Cognizant Technology Solutions Corp., Class A (g)	3,309	245
Colgate-Palmolive Co. (f)	5,297	554
Comcast Corp., Class A (f)	15,474	578
Comcast Corp., Special Class A (f)	4,375	157
Comerica, Inc.	222	7
ConAgra Foods, Inc.	3,563	105
Concho Resources, Inc. (f)(g)	780	63
ConocoPhillips	8,665	502
CONSOL Energy, Inc. (f)	2,269	73
Consolidated Edison, Inc. (f)	2,786	155
Constellation Brands, Inc., Class A (g)	433	15
Corning, Inc.	5,984	76
Costco Wholesale Corp.	6,851	677
Coventry Health Care, Inc.	1,469	66
Covidien PLC	2,298	133
CR Bard, Inc.	551	54
Crown Castle International Corp. (f)(g)	3,296	238
Crown Holdings, Inc. (g)	900	33
CSX Corp.	7,608	150
Cummins, Inc. (f)	2,121	230
CVS Caremark Corp.	1,681	81
Danaher Corp.	4,389	245
Darden Restaurants, Inc. (f)	924	42
DaVita, Inc. (g)	846	94
Deere & Co. (f)	3,318	287
Dell, Inc. (f)	10,654	108
Delta Air Lines, Inc. (g)	311,700	3,700
Denbury Resources, Inc. (f)(g)	1,034	17

	Shares	Value (000)
Devon Energy Corp. (f)	2,822	$147
DeVry, Inc. (f)	21	—	@
Diamond Offshore Drilling, Inc.	43	3
DIRECTV, Class A (g)	9,192	461
Discover Financial Services	4,069	157
Discovery Communications, Inc., Class A (f)(g)	1,842	117
Discovery Communications, Inc., Class C (f)(g)	1,503	88
Dollar General Corp. (f)(g)	286	13
Dollar Tree, Inc. (g)	880	36
Dominion Resources, Inc. (f)	6,523	338
Dover Corp. (f)	326	21
Dow Chemical Co. (The)	2,580	83
Dr. Pepper Snapple Group, Inc. (f)	1,211	53
DTE Energy Co.	1,790	107
Duke Energy Corp. (f)	5,562	355
Dun & Bradstreet Corp. (The) (f)	926	73
Eastman Chemical Co.	482	33
Eaton Corp., PLC (f)	2,748	149
eBay, Inc. (g)	9,367	478
Ecolab, Inc.	1,768	127
Edison International	4,627	209
Edwards Lifesciences Corp. (f)(g)	821	74
EI du Pont de Nemours & Co.	1,772	80
Eli Lilly & Co.	5,733	283
EMC Corp. (g)	20,297	514
Emerson Electric Co.	5,865	311
Engility Holdings, Inc. (f)(g)	18	—	@
Entergy Corp. (f)	1,490	95
EOG Resources, Inc.	2,576	311
EQT Corp.	1,059	62
Equifax, Inc. (f)	1,661	90
Equity Residential REIT	3,333	189
Estee Lauder Cos., Inc. (The), Class A	3,459	207
Exelis, Inc.	327	4
Exelon Corp.	8,630	257
Expedia, Inc.	432	27
Expeditors International of Washington, Inc.	956	38
Express Scripts Holding Co. (g)	7,626	412
Exxon Mobil Corp.	28,886	2,500
Family Dollar Stores, Inc. (f)	497	32
Fastenal Co. (f)	2,171	101
FedEx Corp.	1,914	176
Fidelity National Information Services, Inc.	111	4
Fifth Third Bancorp (f)	10,371	158
First Solar, Inc. (f)(g)	395	12
FirstEnergy Corp. (f)	4,256	178
Fiserv, Inc. (g)	968	76
Flowserve Corp. (f)	400	59
Fluor Corp.	926	54
FMC Corp. (f)	1,082	63
FMC Technologies, Inc. (g)	2,871	123
Ford Motor Co. (f)	11,829	153
Franklin Resources, Inc.	1,236	155
Freeport-McMoRan Copper & Gold, Inc.	3,060	105
Frontier Communications Corp. (f)	12,147	52
GameStop Corp., Class A (f)	636	16
Gannett Co., Inc. (f)	333	6
Gap, Inc. (The) (f)	1,896	59
General Dynamics Corp.	1,441	100
General Electric Co.	25,778	541
General Growth Properties, Inc. REIT (f)	1,546	31
General Mills, Inc. (f)	5,874	237

	Shares	Value (000)
Genuine Parts Co. (f)	111	$7
Gilead Sciences, Inc. (f)(g)	5,440	400
Goldman Sachs Group, Inc. (The)	5,452	695
Google, Inc., Class A (g)	2,183	1,549
H&R Block, Inc.	4,237	79
H.J. Heinz Co. (f)	2,888	167
Halliburton Co.	8,338	289
Harman International Industries, Inc.	43	2
Hartford Financial Services Group, Inc.	428	10
Hasbro, Inc. (f)	176	6
HCP, Inc. REIT	2,186	99
Health Care, Inc. REIT	917	56
Helmerich & Payne, Inc. (f)	1,080	60
Henry Schein, Inc. (f)(g)	880	71
Hershey Co. (The)	548	40
Hess Corp.	1,739	92
Hewlett-Packard Co. (f)	13,606	194
Hillshire Brands Co.	804	23
Hologic, Inc. (f)(g)	1,896	38
Home Depot, Inc.	1,431	89
Honeywell International, Inc.	5,930	376
Hospira, Inc. (g)	1,894	59
Host Hotels & Resorts, Inc. REIT (f)	10,171	159
Hudson City Bancorp, Inc. (f)	222	2
Humana, Inc.	904	62
Huntington Bancshares, Inc.	1,000	6
Huntington Ingalls Industries, Inc. (f)	59	3
IHS, Inc., Class A (f)(g)	772	74
Illinois Tool Works, Inc. (f)	2,874	175
Illumina, Inc. (f)(g)	842	47
Ingersoll-Rand PLC	1,227	59
Intel Corp. (f)	22,776	470
International Business Machines Corp.	9,171	1,757
International Flavors & Fragrances, Inc. (f)	353	23
International Game Technology	3,203	45
International Paper Co. (f)	1,030	41
Interpublic Group of Cos., Inc. (The)	6,301	69
Intuit, Inc. (f)	3,722	221
Intuitive Surgical, Inc. (f)(g)	535	262
Invesco Ltd.	4,481	117
Iron Mountain, Inc. (f)	2,891	90
ITT Corp. (f)	219	5
Jabil Circuit, Inc. (f)	222	4
Jacobs Engineering Group, Inc. (g)	1,251	53
Janus Capital Group, Inc. (f)	111	1
JB Hunt Transport Services, Inc.	328	20
JC Penney Co., Inc. (f)	222	4
JetBlue Airways Corp. (f)(g)	104,000	594
JM Smucker Co. (The) (f)	979	84
Johnson & Johnson (f)	17,648	1,237
Johnson Controls, Inc.	2,748	84
Joy Global, Inc. (f)	441	28
JPMorgan Chase & Co.	106,470	4,681
Juniper Networks, Inc. (g)	6,731	132
KBR, Inc.	1,502	45
Kellogg Co. (f)	2,440	136
KeyCorp	13,215	111
Kimberly-Clark Corp.	4,447	375
Kimco Realty Corp. REIT (f)	2,719	53
KLA-Tencor Corp.	989	47
Kohl’s Corp. (f)	2,249	97
Kraft Foods Group, Inc.	3,345	152

	Shares	Value (000)
Kroger Co. (The) (f)	7,875	$205
L-3 Communications Holdings, Inc.	111	9
Laboratory Corp. of America Holdings (g)	849	74
Lam Research Corp. (g)	942	34
Las Vegas Sands Corp. (f)	2,435	112
Legg Mason, Inc. (f)	2,264	58
Leucadia National Corp. (f)	2,812	67
Lexmark International, Inc., Class A (f)	111	3
Li & Fung Ltd. (e)(f)	40,000	72
Liberty Global, Inc. Series A (g)	1,535	97
Liberty Global, Inc. Series C (f)(g)	1,507	89
Liberty Property Trust REIT	729	26
Life Technologies Corp. (f)(g)	1,333	65
Linear Technology Corp.	2,099	72
Lockheed Martin Corp.	1,083	100
Loews Corp.	786	32
Lorillard, Inc. (f)	1,007	117
Lowe’s Cos., Inc.	7,573	269
LSI Corp. (g)	5,991	42
Ltd. Brands, Inc. (f)	2,631	124
LyondellBasell Industries N.V., Class A	1,054	60
M&T Bank Corp. (f)	1,232	121
Macerich Co. (The) REIT (f)	487	28
Macy’s, Inc. (f)	273	11
Manpower, Inc. (f)	1,529	65
Marathon Oil Corp.	4,705	144
Marathon Petroleum Corp.	2,403	151
Marriott International, Inc., Class A (f)	2,225	83
Marriott Vacations Worldwide Corp. (g)	294	12
Marsh & McLennan Cos., Inc.	786	27
Marvell Technology Group Ltd.	3,849	28
Mastercard, Inc., Class A	1,009	496
Mattel, Inc. (f)	1,765	65
Maxim Integrated Products, Inc.	1,770	52
McDonald’s Corp. (f)	6,482	572
McGraw-Hill Cos., Inc. (The)	4,015	219
McKesson Corp.	2,341	227
Mead Johnson Nutrition Co.	1,833	121
MeadWestvaco Corp.	332	11
Medtronic, Inc.	9,036	371
Merck & Co., Inc.	18,139	743
MetLife, Inc.	1,070	35
MetroPCS Communications, Inc. (g)	333	3
MGM Resorts International (g)	2,834	33
Microchip Technology, Inc. (f)	1,203	39
Micron Technology, Inc. (g)	7,196	46
Microsoft Corp.	47,020	1,257
Molex, Inc. (f)	71	2
Molson Coors Brewing Co., Class B	1,787	76
Mondelez International, Inc., Class A	10,138	258
Monsanto Co.	3,286	311
Moody’s Corp.	1,355	68
Mosaic Co. (The)	1,808	102
Motorola Solutions, Inc.	1,599	89
Murphy Oil Corp. (f)	1,014	60
Mylan, Inc. (g)	2,101	58
NASDAQ OMX Group, Inc. (The) (f)	3,292	82
National Oilwell Varco, Inc.	4,889	334
NetApp, Inc. (g)	4,316	145
NetFlix, Inc. (f)(g)	425	39
New York Community Bancorp, Inc. (f)	5,771	76
Newfield Exploration Co. (g)	1,036	28

	Shares	Value (000)
Newmont Mining Corp.	3,081	$143
News Corp., Class A	18,265	466
News Corp., Class B	4,002	105
NextEra Energy, Inc.	3,787	262
NII Holdings, Inc. (f)(g)	1,886	13
NIKE, Inc., Class B	3,626	187
NiSource, Inc.	64	2
Noble Corp.	1,371	48
Noble Energy, Inc.	1,750	178
Nordstrom, Inc.	810	43
Norfolk Southern Corp.	4,630	286
Northern Trust Corp. (f)	33	2
Northrop Grumman Corp. (f)	1,039	70
Nucor Corp. (f)	1,266	55
NVIDIA Corp.	4,556	56
NYSE Euronext	4,377	138
O’Reilly Automotive, Inc. (g)	1,233	110
Occidental Petroleum Corp.	8,617	660
Omnicom Group, Inc.	2,361	118
ONEOK, Inc.	3,270	140
Oracle Corp.	29,211	973
Owens-Illinois, Inc. (g)	362	8
PACCAR, Inc. (f)	3,026	137
Pall Corp.	835	50
Patterson Cos., Inc. (f)	176	6
Paychex, Inc. (f)	2,453	76
Peabody Energy Corp.	3,523	94
Pentair Ltd.	289	14
People’s United Financial, Inc. (f)	667	8
Pepco Holdings, Inc.	94	2
PepsiCo, Inc.	8,637	591
Perrigo Co. (f)	421	44
PetSmart, Inc. (f)	386	26
Pfizer, Inc.	48,150	1,208
PG&E Corp.	4,237	170
Philip Morris International, Inc.	10,070	842
Phillips 66	4,593	244
Pioneer Natural Resources Co. (f)	1,222	130
Pitney Bowes, Inc. (f)	3,081	33
Plum Creek Timber Co., Inc. REIT (f)	1,058	47
PNC Financial Services Group, Inc.	4,969	290
PPG Industries, Inc.	522	71
PPL Corp.	5,162	148
Praxair, Inc. (f)	1,829	200
Precision Castparts Corp.	1,193	226
Priceline.com, Inc. (g)	358	222
Procter & Gamble Co. (The)	25,128	1,706
Progressive Corp. (The) (f)	459	10
ProLogis, Inc. REIT	4,909	179
Prudential Financial, Inc.	300	16
Public Service Enterprise Group, Inc.	5,294	162
Public Storage REIT	3,166	459
QEP Resources, Inc.	1,385	42
Qualcomm, Inc.	15,526	963
Quest Diagnostics, Inc.	1,270	74
Ralph Lauren Corp. (f)	47	7
Range Resources Corp. (f)	1,497	94
Rayonier, Inc. REIT (f)	825	43
Raytheon Co.	1,274	73
Regency Centers Corp. REIT	351	17
Regions Financial Corp.	17,779	127
Republic Services, Inc.	3,658	107

	Shares	Value (000)
Reynolds American, Inc.	3,116	$129
Robert Half International, Inc. (f)	2,360	75
Rockwell Automation, Inc. (f)	1,662	140
Rockwell Collins, Inc. (f)	1,032	60
Roper Industries, Inc.	356	40
Ross Stores, Inc.	1,750	95
Rouse Properties, Inc. REIT (f)	71	1
Royal Caribbean Cruises Ltd. (f)	1,678	57
RR Donnelley & Sons Co. (f)	3,804	34
Safeway, Inc. (f)	524	9
Salesforce.com, Inc. (f)(g)	1,299	218
SanDisk Corp. (g)	3,418	149
Schlumberger Ltd.	13,025	903
Scripps Networks Interactive, Inc., Class A	981	57
Sealed Air Corp. (f)	387	7
Sempra Energy	2,703	192
Sherwin-Williams Co. (The) (f)	61	9
Sigma-Aldrich Corp. (f)	466	34
Simon Property Group, Inc. REIT	5,828	921
SLM Corp.	6,330	108
Southern Co. (The) (f)	8,130	348
Southwest Airlines Co. (f)	273,278	2,798
Southwestern Energy Co. (g)	4,362	146
Spectra Energy Corp. (f)	5,522	151
Sprint Nextel Corp. (g)	27,634	157
St. Jude Medical, Inc. (f)	3,926	142
Stanley Black & Decker, Inc. (f)	358	26
Staples, Inc. (f)	6,738	77
Starbucks Corp.	5,852	314
Starwood Hotels & Resorts Worldwide, Inc. (f)	984	56
State Street Corp.	3,468	163
Stericycle, Inc. (f)(g)	917	86
Stryker Corp. (f)	3,047	167
SunTrust Banks, Inc.	6,017	171
Symantec Corp. (g)	7,862	148
Sysco Corp. (f)	8,541	270
T. Rowe Price Group, Inc.	3,731	243
Target Corp.	2,888	171
TE Connectivity Ltd.	3,100	115
Tenaris SA (f)	11,615	242
Tenet Healthcare Corp. (g)	231	7
Texas Instruments, Inc.	14,005	433
Textron, Inc. (f)	2,422	60
Thermo Fisher Scientific, Inc.	3,104	198
Tiffany & Co. (f)	461	26
Time Warner Cable, Inc.	3,949	384
Time Warner, Inc.	7,709	369
TJX Cos., Inc.	5,040	214
Travelers Cos., Inc. (The) (f)	628	45
TripAdvisor, Inc. (g)	432	18
TRW Automotive Holdings Corp. (g)	1,644	88
Tyco International Ltd.	1,509	44
Tyson Foods, Inc., Class A	3,058	59
Ultra Petroleum Corp. (f)(g)	1,510	27
Union Pacific Corp.	2,785	350
United Continental Holdings, Inc. (f)(g)	123,600	2,890
United Parcel Service, Inc., Class B	4,420	326
United States Steel Corp. (f)	641	15
United Technologies Corp.	3,073	252
UnitedHealth Group, Inc.	5,912	321
Urban Outfitters, Inc. (f)(g)	286	11
US Airways Group, Inc. (f)(g)	59,700	806

	Shares	Value (000)
US Bancorp	17,773	$568
Valero Energy Corp.	4,571	156
Varian Medical Systems, Inc. (f)(g)	1,027	72
Ventas, Inc. REIT	747	48
Verisk Analytics, Inc., Class A (f)(g)	1,988	101
Verizon Communications, Inc.	17,324	750
Vertex Pharmaceuticals, Inc. (g)	842	35
VF Corp.	778	117
Viacom, Inc., Class B	4,563	241
Virgin Media, Inc. (f)	3,137	115
Visa, Inc., Class A	3,932	596
Vornado Realty Trust REIT	609	49
Wal-Mart Stores, Inc.	25,361	1,730
Walgreen Co. (f)	12,258	454
Walt Disney Co. (The) (f)	12,374	616
Waste Management, Inc. (f)	4,629	156
Waters Corp. (g)	421	37
Watson Pharmaceuticals, Inc. (f)(g)	421	36
Weatherford International Ltd. (f)(g)	5,976	67
WellPoint, Inc. (f)	2,287	139
Wells Fargo & Co.	49,027	1,676
Western Union Co. (The)	7,069	96
Weyerhaeuser Co. REIT	2,779	77
Whole Foods Market, Inc. (f)	2,673	244
Williams Cos., Inc. (The)	9,531	312
Wisconsin Energy Corp. (f)	3,670	135
WPX Energy, Inc. (f)(g)	4,605	69
WW Grainger, Inc.	788	159
Wyndham Worldwide Corp.	408	22
Wynn Resorts Ltd. (f)	940	106
Xcel Energy, Inc. (f)	5,116	137
Xerox Corp. (f)	7,256	49
Xilinx, Inc.	2,108	76
Xylem, Inc. (f)	2,438	66
Yahoo!, Inc. (g)	7,599	151
Yum! Brands, Inc. (f)	4,189	278
Zimmer Holdings, Inc.	2,237	149
Zions Bancorporation (f)	222	5
		115,444
Total Common Stocks (Cost $235,543)		250,082

Convertible Preferred Stock (0.0%)
United States (0.0%)
Alternative Energy (0.0%)
Better Place, Inc. (g)(h)(i) (acquisition cost - $84; acquired 1/25/10) (Cost $84)	33,466	10

Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	355
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	4,418	115
Total Investment Companies (Cost $488)		470

No. of Rights
Rights (0.0%)
Spain (0.0%)
Grifols SA (Spain) (g)	2,531	4

	No. of Rights	Value (000)
Repsol SA (Spain) (f)(g)	16,546	$10
Total Rights (Cost $13)		14

Shares
Short-Term Investments (11.7%)
Securities held as Collateral on Loaned Securities (6.9%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j)	28,889,885	28,890

	Face Amount (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $1,636; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/31/16; valued at $1,669)	$1,636	1,636
Merrill Lynch & Co., Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $1,146; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 8/1/27; valued at $1,168)	1,146	1,146
		2,782
Total Securities held as Collateral on Loaned Securities (Cost $31,672)		31,672

Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (j) (Cost $19,179)	19,179,484	19,179

	Face Amount (000)
U.S. Treasury Securities (0.6%)
U.S. Treasury Bills,
0.08%, 2/21/13 (k)	$2,630	2,630
0.09%, 2/21/13 (k)	188	188
		2,818
Total Short-Term Investments (Cost $53,669)		53,669
Total Investments (105.8%) (Cost $460,629) Including $32,431 of Securities Loaned (l)(m)+		485,079
Liabilities in Excess of Other Assets (-5.8%)		(26,543)
Net Assets (100.0%)		$458,536

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2012.

(d)

For the three months ended December 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Commercial Mortgage Back Securities, Corporate Bonds and Common Stock, and its affiliated broker/dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was approximately $2,651,000 and $367,000, respectively, including net realized gains of approximately $90,000.

(e)	Security trades on the Hong Kong exchange.
(f)

The value of loaned securities and related collateral outstanding at December 31, 2012 were approximately $32,431,000 and $33,125,000, respectively. The Portfolio received cash collateral of approximately $32,800,000, of which $31,672,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2012, there was uninvested cash of approximately $1,128,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $325,000 was received in the form of U.S. Government Obligations and Agencies, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(g)	Non-income producing security.
(h)

At December 31, 2012, the Portfolio held a fair valued security valued at approximately $10,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.

(i)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to approximately $10,000 and represents less than 0.05% of net assets.

(j)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Emerging Market Portfolio, an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Institutional Liquidity Funds —Emerging Markets Portfolio with respect to assets invested by the Portfolio in the Morgan Stanley Institutional Liquidity Funds — Emerging Markets Portfolio. The Portfolio invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio.

(k)	Rate shown is the yield to maturity at December 31, 2012.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
(m)

The approximate fair value and percentage of net assets, $121,211,000 and 26.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $460,629,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $24,450,000 of which approximately $38,442,000 related to appreciated securities and approximately $13,992,000 related to depreciated securities.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
PAC	Planned Amortization Class.
PPS	Price Protected Shares.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at December 31, 2012 :

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	DKK	1,656	$293	1/10/13	USD	294	$294	$1
Goldman Sachs International	MXN	1,309	101	1/10/13	USD	101	101	(— )@
Goldman Sachs International	SEK	5,202	800	1/10/13	USD	784	784	(16)
Goldman Sachs International	USD	17,198	17,198	1/10/13	JPY	1,413,453	16,315	(883)
JPMorgan Chase Bank	USD	6,485	6,485	1/10/13	EUR	4,961	6,549	64
UBS AG	AUD	2,707	2,810	1/10/13	USD	2,815	2,815	5
UBS AG	CAD	684	687	1/10/13	USD	694	694	7
UBS AG	CLP	291,243	608	1/10/13	USD	603	603	(5)
UBS AG	CLP	405,592	846	1/10/13	USD	850	850	4
UBS AG	EUR	4,324	5,709	1/10/13	USD	5,693	5,693	(16)
UBS AG	GBP	929	1,509	1/10/13	USD	1,504	1,504	(5)
UBS AG	JPY	356,458	4,115	1/10/13	USD	4,255	4,255	140
UBS AG	KRW	342,997	320	1/10/13	USD	319	319	(1)
UBS AG	MXN	4,967	384	1/10/13	USD	389	389	5
UBS AG	NOK	938	169	1/10/13	USD	167	167	(2)
UBS AG	NZD	971	803	1/10/13	USD	819	819	16
UBS AG	PLN	6,142	1,983	1/10/13	USD	1,934	1,934	(49)
UBS AG	PLN	867	280	1/10/13	USD	278	278	(2)
UBS AG	SEK	2,319	356	1/10/13	USD	348	348	(8)
UBS AG	SGD	203	166	1/10/13	USD	166	166	— @
UBS AG	USD	60	60	1/10/13	CAD	60	59	(1)
UBS AG	USD	856	856	1/10/13	CHF	792	866	10
UBS AG	USD	292	292	1/10/13	CLP	138,472	289	(3)
UBS AG	USD	18	18	1/10/13	CZK	357	18	— @
UBS AG	USD	18	18	1/10/13	DKK	104	18	— @
UBS AG	USD	1,550	1,550	1/10/13	EUR	1,178	1,554	4
UBS AG	USD	1,177	1,177	1/10/13	GBP	731	1,188	11
UBS AG	USD	987	987	1/10/13	GBP	609	990	3
UBS AG	USD	1,745	1,745	1/10/13	JPY	146,480	1,691	(54)
UBS AG	USD	1,660	1,660	1/10/13	KRW	1,801,793	1,683	23
UBS AG	USD	79	79	1/10/13	MXN	1,020	79	(— )@
UBS AG	USD	1,089	1,089	1/10/13	SGD	1,327	1,086	(3)
UBS AG	USD	114	114	1/10/13	THB	3,500	114	— @
Wells Fargo Bank	USD	1,154	1,154	1/10/13	CAD	1,149	1,154	— @
Wells Fargo Bank	USD	363	363	1/10/13	NOK	2,051	369	6
Wells Fargo Bank	ZAR	14,607	1,721	1/10/13	USD	1,640	1,640	(81)
Bank of America NA	CAD	14,570	14,644	1/17/13	USD	14,790	14,790	146
Bank of America NA	EUR	18,270	24,119	1/17/13	USD	24,148	24,148	29
Deutsche Bank AG London	AUD	13,009	13,495	1/17/13	USD	13,682	13,682	187
Deutsche Bank AG London	CAD	246	247	1/17/13	USD	250	250	3
Deutsche Bank AG London	EUR	16,648	21,978	1/17/13	USD	22,003	22,003	25
Deutsche Bank AG London	GBP	1,949	3,166	1/17/13	USD	3,167	3,167	1

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	JPY	835,277	$9,642	1/17/13	USD	9,948	$9,948	$306
Deutsche Bank AG London	USD	465	465	1/17/13	GBP	288	467	2
Deutsche Bank AG London	USD	3,886	3,885	1/17/13	GBP	2,392	3,885	(—) @
Deutsche Bank AG London	USD	494	494	1/17/13	HKD	3,832	494	(—) @
Deutsche Bank AG London	USD	416	416	1/17/13	INR	22,766	415	(1)
Goldman Sachs International	CAD	1,475	1,482	1/17/13	USD	1,497	1,497	15
Goldman Sachs International	EUR	18,738	24,735	1/17/13	USD	24,765	24,765	30
Goldman Sachs International	HKD	1,941	250	1/17/13	USD	250	250	— @
Goldman Sachs International	USD	1,704	1,704	1/17/13	EUR	1,293	1,707	3
Goldman Sachs International	ZAR	2,816	332	1/17/13	USD	330	330	(2)
JPMorgan Chase Bank	EUR	243	321	1/17/13	USD	321	321	— @
JPMorgan Chase Bank	NOK	3,557	639	1/17/13	USD	635	635	(4)
JPMorgan Chase Bank	USD	1,755	1,755	1/17/13	SEK	11,599	1,783	28
JPMorgan Chase Bank	USD	208	208	1/17/13	SGD	254	207	(1)
Mellon Bank	MXN	19,824	1,532	1/17/13	USD	1,555	1,555	23
Mellon Bank	USD	1,105	1,105	1/17/13	AUD	1,051	1,090	(15)
Royal Bank of Scotland	USD	1,158	1,158	1/17/13	ILS	4,349	1,164	6
Royal Bank of Scotland	USD	645	645	1/17/13	THB	19,765	645	— @
State Street Bank and Trust Co.	CLP	403,846	842	1/17/13	USD	849	849	7
State Street Bank and Trust Co.	DKK	660	117	1/17/13	USD	117	117	— @
State Street Bank and Trust Co.	NOK	68	12	1/17/13	USD	12	12	(—) @
State Street Bank and Trust Co.	USD	461	461	1/17/13	CHF	421	460	(1)
State Street Bank and Trust Co.	USD	181	181	1/17/13	GBP	111	181	(—) @
State Street Bank and Trust Co.	USD	2,355	2,355	1/17/13	SEK	15,562	2,393	38
State Street Bank and Trust Co.	USD	1,211	1,211	1/17/13	TWD	35,142	1,210	(1)
UBS AG	CHF	2,252	2,462	1/17/13	USD	2,459	2,459	(3)
UBS AG	JPY	85,911	991	1/17/13	USD	1,023	1,023	32
UBS AG	KRW	402,262	376	1/17/13	USD	374	374	(2)
UBS AG	SEK	17,360	2,669	1/17/13	USD	2,627	2,627	(42)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	SEK	6,719	$1,033	1/17/13	USD	1,032	$1,032	$(1)
UBS AG	USD	3,001	3,001	1/17/13	CHF	2,739	2,995	(6)
UBS AG	USD	12,082	12,082	1/17/13	EUR	9,141	12,067	(15)
UBS AG	USD	1,545	1,545	1/17/13	EUR	1,172	1,547	2
UBS AG	USD	242	242	1/17/13	INR	13,262	241	(1)
UBS AG	USD	5,336	5,336	1/17/13	JPY	461,403	5,326	(10)
UBS AG	USD	536	536	1/17/13	RUB	16,548	540	4
UBS AG	USD	1,466	1,466	1/17/13	SGD	1,784	1,461	(5)
UBS AG	USD	638	638	1/17/13	TRY	1,140	638	(— @)
JPMorgan Chase Bank	CNY	8,029	1,272	8/12/13	USD	1,246	1,246	(26)
JPMorgan Chase Bank	CNY	85,125	13,483	8/12/13	USD	13,205	13,205	(278)
JPMorgan Chase Bank	USD	14,789	14,789	8/12/13	CNY	93,155	14,755	(34)
			$254,022				$253,631	$(391)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2012:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
10 yr. Japan Government Bond (Japan)	3	$4,974	Mar-13	$(34)
AEX Index (Netherlands)	3	272	Jan-13	— @
ASX Spi 200 Index (Australia)	4	479	Mar-13	6
Australian 10 yr. Bond (Australia)	105	13,446	Mar-13	(108)
CAC 40 Index (France)	237	11,393	Jan-13	55
DAX Index (Germany)	54	13,576	Mar-13	50
Euro Stoxx 50 Index (Germany)	17	587	Mar-13	(2)
FTSE 100 Index (United Kingdom)	9	855	Mar-13	(7)
FTSE China A50 Index (Singapore)	838	6,981	Jan-13	359
FTSE MIB Index (Italy)	53	5,703	Mar-13	23
Hang Seng China Index (Hong Kong)	2	293	Jan-13	1
IBEX 35 Index (Spain)	40	4,261	Jan-13	38
MSCI Emerging Market E Mini (United States)	29	1,557	Mar-13	35
NIKKEI 225 Index (Japan)	30	1,826	Mar-13	171
OMX 30 (Sweden)	19	324	Jan-13	— @
SGX MSCI Singapore (Singapore)	36	2,122	Jan-13	1

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
U.S. Dollar Index (United States)	75	$5,990	Mar-13	$(4)
U.S. Treasury 2 yr. Note (United States)	33	7,275	Mar-13	2
U.S. Treasury 30 yr. Bond (United States)	76	11,210	Mar-13	(96)
U.S. Treasury 5 yr. Note (United States)	177	22,021	Mar-13	(20)
U.S. Treasury Ultra Long Bond (United States)	80	13,008	Mar-13	(76)

Short:
German Euro Bund (Germany)	177	(34,026)	Mar-13	(232)
S&P 500 E MINI Index (United States)	435	(30,887)	Mar-13	(231)
U.S. Treasury 10 yr. Note (United States)	326	(43,287)	Mar-13	198
U.S. Treasury 2 yr. Note (United States)	256	(56,440)	Mar-13	8
U.S. Treasury 5 yr. Note (United States)	50	(6,221)	Mar-13	16
UK Long Gilt Bond (United Kingdom)	1	(193)	Mar-13	(1)
				$152

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2012:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Month LIBOR	Receive	0.81%	9/24/17		$4,000	$(14)
Goldman Sachs	3 Month LIBOR	Receive	0.39	9/25/14	10,560		(17)
Goldman Sachs	3 Month CDOR	Pay	1.75	8/1/16	CAD	14,500	21
Goldman Sachs	3 Month LIBOR	Receive	0.83	8/3/16		$14,000	(24)
Goldman Sachs	3 Month LIBOR	Receive	0.82	7/24/17	9,936		(63)
							$(97)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2012:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank	MSCI Daily Total Return Net Emerging Markets USD	$34,956	3-Month USD-LIBOR minus 0.43%	Receive	3/5/13	$1,690

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$6,149		3-Month USD-LIBOR minus 0.22%	Pay	8/26/13	$(167)
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	582		3-Month USD-LIBOR minus 0.22%	Pay	8/26/13	(16)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	63		3-Month USD-LIBOR minus 0.39%	Pay	8/26/13	(3)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index	709		3-Month USD-LIBOR minus 0.39%	Pay	8/26/13	(35)
JPMorgan Chase	JPMorgan Chase Australian Bank Custom Baket	AUD	13,677	3-Month AUD-LIBOR minus 0.19%	Pay	11/8/13	(780)
							$689

@		Value is less than $500.
CDOR		Canadian Dealer Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican New Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Advertising Agencies (0.0%)
Aimia, Inc.	139,707	$2,089

Alternative Energy (3.0%)
Range Resources Corp.	2,059,040	129,370
Ultra Petroleum Corp. (a)	2,894,400	52,475
		181,845
Asset Management & Custodian (0.9%)
Greenhill & Co., Inc.	1,042,965	54,224

Automobiles (0.6%)
Tesla Motors, Inc. (a)	1,026,831	34,779

Beverage: Brewers & Distillers (2.3%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	12,083,922	140,561

Beverage: Soft Drinks (1.7%)
Monster Beverage Corp. (a)	1,943,024	102,747

Biotechnology (4.9%)
IDEXX Laboratories, Inc. (a)	916,029	85,007
Illumina, Inc. (a)	3,761,862	209,122
		294,129
Cement (2.1%)
Martin Marietta Materials, Inc.	1,311,626	123,660

Chemicals: Diversified (2.7%)
Intrepid Potash, Inc.	3,029,331	64,495
Rockwood Holdings, Inc.	1,998,633	98,852
		163,347
Commercial Services (8.3%)
Gartner, Inc. (a)	3,059,648	140,805
Intertek Group PLC (United Kingdom)	3,170,537	160,004
MercadoLibre, Inc. (Brazil)	832,651	65,422
Weight Watchers International, Inc.	2,562,376	134,166
		500,397
Communications Technology (3.7%)
Motorola Solutions, Inc.	4,011,193	223,343

Computer Services, Software & Systems (17.6%)
Akamai Technologies, Inc. (a)	2,347,431	96,033
Citrix Systems, Inc. (a)	1,174,257	77,207
IHS, Inc., Class A (a)	1,316,811	126,414
LinkedIn Corp., Class A (a)	1,413,503	162,298
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	1,144,824	33,990
Red Hat, Inc. (a)	1,545,800	81,866
Salesforce.com, Inc. (a)	1,015,960	170,783
SINA Corp. (China) (a)	579,422	29,099
Solera Holdings, Inc.	3,829,589	204,768
Workday, Inc. (a)	743,692	40,531

	Shares	Value (000)
Zynga, Inc., Class A (a)	13,639,298	$32,325
		1,055,314
Computer Technology (3.9%)
Dropbox, Inc. (a)(b)(c) (acquisition cost — $33,908; acquired 5/1/12)	3,747,173	33,908
Yandex N.V., Class A (Russia) (a)	5,887,047	126,984
Youku Tudou, Inc. ADR (China) (a)	4,029,601	73,500
		234,392
Consumer Lending (1.4%)
IntercontinentalExchange, Inc. (a)	660,263	81,747

Consumer Services: Miscellaneous (1.8%)
Qualicorp SA (Brazil) (a)	10,505,522	109,338

Diversified Media (2.6%)
Factset Research Systems, Inc.	391,924	34,513
McGraw-Hill Cos., Inc. (The)	2,246,484	122,815
		157,328
Diversified Retail (2.8%)
Dollar Tree, Inc. (a)	2,339,501	94,890
Groupon, Inc. (a)	14,599,743	71,247
		166,137
Education Services (1.6%)
New Oriental Education & Technology Group ADR (China)	4,790,204	93,074

Electronic Components (2.9%)
Sensata Technologies Holding N.V. (a)	3,123,147	101,440
Trimble Navigation Ltd. (a)	1,160,477	69,373
		170,813
Entertainment (1.1%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost — $38,812; acquired 3/8/12)	36,302	67,274

Financial Data & Systems (5.3%)
MSCI, Inc. (a)	4,925,290	152,635
Verisk Analytics, Inc., Class A (a)	3,191,685	162,776
		315,411
Health Care Services (3.2%)
athenahealth, Inc. (a)	1,472,217	108,134
Stericycle, Inc. (a)	915,650	85,403
		193,537
Insurance: Property-Casualty (3.4%)
Arch Capital Group Ltd. (a)	1,934,214	85,144

	Shares	Value (000)
Progressive Corp. (The)	5,677,583	$119,797
		204,941
Medical & Dental Instruments & Supplies (1.3%)
Techne Corp.	1,144,307	78,202

Medical Equipment (2.2%)
Intuitive Surgical, Inc. (a)	271,526	133,148

Pharmaceuticals (2.1%)
Ironwood Pharmaceuticals, Inc. (a)	3,326,280	36,888
Mead Johnson Nutrition Co.	1,371,887	90,394
		127,282
Publishing (1.5%)
Morningstar, Inc.	1,468,134	92,243

Recreational Vehicles & Boats (3.9%)
Edenred (France)	7,449,619	231,662

Restaurants (1.5%)
Dunkin’ Brands Group, Inc.	2,679,606	88,909

Scientific Instruments: Pollution Control (1.4%)
Covanta Holding Corp.	4,432,687	81,650

Semiconductors & Components (1.3%)
First Solar, Inc. (a)	2,579,539	79,656

Textiles Apparel & Shoes (1.5%)
Coach, Inc.	1,593,231	88,440

Utilities: Electrical (3.5%)
Brookfield Infrastructure Partners LP (Canada)	5,878,084	207,202
Total Common Stocks (Cost $5,194,272)		5,878,821

Convertible Preferred Stocks (0.9%)
Alternative Energy (0.1%)
Better Place, Inc. (a)(b)(c) (acquisition cost — $24,070; acquired 1/25/10)	9,628,165	2,888
Better Place, Inc. Series C (a)(b)(c) (acquisition cost — $12,698; acquired 11/14/11)	2,796,975	839
		3,727
Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost — $18,817; acquired 12/2/11)	571,575	2,721

Computer Services, Software & Systems (0.7%)
Workday, Inc. (a)(b)(c) (acquisition cost — $11,237; acquired 10/12/11)	847,422	43,108

	Shares	Value (000)
Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost — $3,365; acquired 5/25/12)	371,814	$3,365
Total Convertible Preferred Stocks (Cost $70,187)		52,921

Preferred Stocks (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $11,738; acquired 7/19/12) (Cost $11,738)	3,835,908	11,738

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $91,299)	91,299,200	91,299
Total Investments (100.6%) (Cost $5,367,496) (e)+		6,034,779
Liabilities in Excess of Other Assets (-0.6%)		(35,736)
Net Assets (100.0%)		$5,999,043

(a)	Non-income producing security.
(b)

At December 31, 2012, the Portfolio held fair valued securities valued at approximately $165,841,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to approximately $165,841,000 and represents 2.8% of net assets.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $641,565,000 and 10.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $5,367,496,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $667,283,000 of which approximately $1,224,186,000 related to appreciated securities and approximately $556,903,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund Trust

Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.9%)
Agency Fixed Rate Mortgages (26.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 8/1/42	$229	$244
4.00%, 12/1/41 — 11/1/42	1,006	1,108
5.00%, 10/1/35	632	682
6.00%, 5/1/37 — 10/1/38	277	303
7.50%, 5/1/35	57	69
8.00%, 8/1/32	29	36
8.50%, 8/1/31	46	58
January TBA:
3.50%, 1/25/43 (a)	210	223
Federal National Mortgage Association,
Conventional Pools:
3.50%, 11/1/42 — 1/1/43	1,898	2,054
4.00%, 11/1/41 — 12/1/41	1,462	1,569
4.50%, 8/1/40 — 8/1/41	1,880	2,062
5.00%, 3/1/39	623	690
5.50%, 4/1/34 — 2/1/38	1,456	1,594
6.00%, 1/1/38	146	160
6.50%, 7/1/29 — 2/1/33	300	347
7.00%, 10/1/31 — 12/1/31	2	2
7.50%, 8/1/37	95	116
8.00%, 4/1/33	71	87
8.50%, 10/1/32	69	86
January TBA:
3.50%, 1/25/43 (a)	700	747
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/42	604	657
4.00%, 1/20/42 — 4/20/42	1,143	1,246
4.50%, 4/15/39 — 8/15/39	456	501
		14,641
Asset-Backed Securities (5.3%)
Ally Master Owner Trust,
1.54%, 9/15/19	170	171
2.88%, 4/15/15 (b)	225	227
Brazos Higher Education Authority
1.17%, 7/25/29 (c)	325	330
CVS Pass-Through Trust
6.04%, 12/10/28	114	133
Discover Card Master Trust
0.56%, 8/15/16 (c)	300	301
Enterprise Fleet Financing LLC,
1.43%, 10/20/16 (b)	124	124
1.62%, 5/20/17 (b)	98	98
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	178
Great America Leasing Receivables
1.69%, 2/15/14 (b)	195	196
Louisiana Public Facilities Authority
0.82%, 4/26/27 (c)	325	329
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	42	42

	Face Amount (000)	Value (000)
Mercedes-Benz Auto Lease Trust,
Series 2011-A
1.18%, 11/15/13 (b)	$113	$113
MMCA Auto Owner Trust 2011-A
1.22%, 1/15/15 (b)	147	147
North Carolina State Education Assistance Authority
1.22%, 1/26/26 (c)	225	227
Panhandle-Plains Higher Education Authority, Inc.
1.26%, 7/1/24 (c)	125	126
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	213	217
		2,959
Collateralized Mortgage Obligations - Agency Collateral Series (9.2%)
Federal Home Loan Mortgage Corporation,
1.88%, 5/25/19	230	237
2.09%, 3/25/19	159	166
2.32%, 10/25/18	155	164
2.70%, 5/25/18	335	361
2.79%, 1/25/22	300	318
2.97%, 10/25/21	300	323
3.87%, 4/25/21	325	371
IO
0.68%, 1/25/21 (c)	2,266	90
IO PAC REMIC
6.26%, 6/15/40 (c)	1,766	309
IO REMIC
5.84%, 4/15/39 (c)	772	168
IO STRIPS
8.00%, 1/1/28	19	4
REMIC
3.50%, 12/15/42	435	436
Federal National Mortgage Association,
3.76%, 6/25/21	110	123
IO
6.18%, 9/25/20 (c)	1,756	499
IO REMIC
6.39%, 9/25/38 (c)	578	111
REMIC
9.17%, 10/25/41 (c)(d)	174	181
Government National Mortgage Association,
IO
0.84%, 8/20/58 (c)	2,849	97
1.36%, 4/16/53 (c)	4,470	341
5.00%, 2/16/41	157	31
5.84%, 11/16/40 (c)	1,065	211
5.89%, 8/16/42 (c)	777	165
6.37%, 6/20/40 (c)	776	129
6.39%, 4/16/41 (c)	1,082	245
		5,080
Commercial Mortgage Backed Securities (3.2%)
GS Mortgage Securities Corp. II
3.71%, 8/10/44	240	268
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.17%, 8/15/46	240	275
4.39%, 7/15/46 (b)	350	405
UBS-Barclays Commercial Mortgage Trust
3.53%, 5/10/63	80	87

	Face Amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust
2.92%, 10/15/45	$100	$104
WF-RBS Commercial Mortgage Trust,
Series 2011-C2
4.87%, 2/15/44 (b)(c)	315	375
Series 2012-C7
3.43%, 6/15/45	238	259
		1,773
Corporate Bonds (30.9%)
Finance (12.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	175	182
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)(e)	140	145
Aegon N.V.
4.63%, 12/1/15	175	191
Aetna, Inc.
2.75%, 11/15/22	115	114
AvalonBay Communities, Inc.
2.95%, 9/15/22 (e)	75	75
Bank of America Corp.,
Series L
5.65%, 5/1/18	225	262
Barclays Bank PLC
6.05%, 12/4/17 (b)	200	222
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (e)	235	259
BNP Paribas SA
5.00%, 1/15/21	135	152
Boston Properties LP,
3.85%, 2/1/23	100	105
5.88%, 10/15/19	30	36
Brookfield Asset Management, Inc.
5.80%, 4/25/17	65	73
Caixa Economica Federal
3.50%, 11/7/22 (b)	150	153
Cigna Corp.,
2.75%, 11/15/16	70	74
5.38%, 2/15/42	10	12
Citigroup, Inc.,
6.13%, 11/21/17 — 5/15/18 (f)	71	85
8.50%, 5/22/19 (f)	72	97
Commonwealth Bank of Australia
1.90%, 9/18/17	250	256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.88%, 2/8/22	75	81
Coventry Health Care, Inc.
5.45%, 6/15/21	120	143
Credit Agricole SA
3.00%, 10/1/17 (b)(e)	200	205
Credit Suisse,
5.40%, 1/14/20	85	96
6.00%, 2/15/18 (e)	60	69
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	100	108
DNB Bank ASA
3.20%, 4/3/17 (b)	205	219

	Face Amount (000)	Value (000)
General Electric Capital Corp.,
5.30%, 2/11/21	$110	$128
Series G
6.00%, 8/7/19	190	231
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22 (e)	285	338
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (e)	110	128
Health Care REIT, Inc.
3.75%, 3/15/23	75	75
HSBC Holdings PLC
4.00%, 3/30/22	170	186
JPMorgan Chase & Co.
4.50%, 1/24/22	50	57
MetLife, Inc.
7.72%, 2/15/19 (e)	60	79
National Australia Bank Ltd.
2.75%, 3/9/17 (e)	250	263
Nationwide Building Society
6.25%, 2/25/20 (b)	145	172
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	75	80
Nordea Bank AB
4.88%, 5/13/21 (b)	200	215
Pacific LifeCorp
6.00%, 2/10/20 (b)	125	140
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	120	135
Principal Financial Group, Inc.
8.88%, 5/15/19	100	134
Prudential Financial, Inc.
7.38%, 6/15/19	270	343
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	120	123
Societe Generale SA
5.20%, 4/15/21 (b)(e)	200	222
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	117
Svenska Handelsbanken AB
2.88%, 4/4/17	250	264
UnitedHealth Group, Inc.,
1.40%, 10/15/17	50	50
2.75%, 2/15/23	30	30
Wells Fargo & Co.
5.63%, 12/11/17	60	72
		6,996
Industrials (16.2%)
AbbVie, Inc.
4.40%, 11/6/42 (b)	75	80
Agilent Technologies, Inc.
5.50%, 9/14/15 (e)	120	134
Air Products & Chemicals, Inc.
2.00%, 8/2/16	165	172
Altria Group, Inc.
2.85%, 8/9/22	155	154
Amazon.com, Inc.
1.20%, 11/29/17	150	149
America Movil SAB de CV
3.13%, 7/16/22	200	204

	Face Amount (000)	Value (000)
American Honda Finance Corp.
2.13%, 2/28/17 (b)	$200	$205
Amgen, Inc.
3.88%, 11/15/21 (e)	75	82
AT&T, Inc.
6.30%, 1/15/38	170	219
Bemis Co., Inc.
4.50%, 10/15/21	110	119
Boeing Capital Corp.
2.13%, 8/15/16 (e)	175	182
BP Capital Markets PLC
3.25%, 5/6/22	125	132
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (b)	75	75
Burlington Northern Santa Fe LLC
5.65%, 5/1/17	115	135
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	125	159
CF Industries, Inc.
6.88%, 5/1/18	150	183
ConocoPhillips
6.50%, 2/1/39 (e)	25	36
CRH America, Inc.
6.00%, 9/30/16	135	152
Daimler Finance North America LLC
8.50%, 1/18/31 (e)	55	86
Deere & Co.
3.90%, 6/9/42 (e)	50	51
Delhaize Group SA
5.70%, 10/1/40 (e)	94	88
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	98
Diageo Capital PLC
1.50%, 5/11/17	60	61
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	50	52
Eaton Corp.
2.75%, 11/2/22 (b)	105	105
Experian Finance PLC
2.38%, 6/15/17 (b)	210	214
Express Scripts Holding Co.,
2.65%, 2/15/17 (b)	110	114
3.90%, 2/15/22 (b)(e)	110	119
Fiserv, Inc.
3.13%, 6/15/16	80	84
FMC Technologies, Inc.
3.45%, 10/1/22	55	56
Ford Motor Credit Co. LLC
4.21%, 4/15/16	200	213
Gap, Inc. (The)
5.95%, 4/12/21	75	86
Georgia-Pacific LLC
5.40%, 11/1/20 (b)	90	107
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	100	114
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	105	129
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	170	186
Hewlett-Packard Co.
4.65%, 12/9/21	115	116

	Face
	Amount	Value
	(000)	(000)
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	$85	$97
Intel Corp.
2.70%, 12/15/22 (e)	100	100
Kraft Foods Group, Inc.
5.38%, 2/10/20 (b)	102	123
L-3 Communications Corp.
4.75%, 7/15/20 (e)	135	151
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (b)	150	153
McKesson Corp.
2.70%, 12/15/22	105	105
Motorola Solutions, Inc.
3.75%, 5/15/22	100	102
Murphy Oil Corp.
3.70%, 12/1/22	125	125
NBC Universal Media LLC,
2.88%, 1/15/23	175	176
5.95%, 4/1/41	50	62
NetApp, Inc.
2.00%, 12/15/17	50	50
Nippon Telegraph & Telephone Corp.
1.40%, 7/18/17	100	101
Odebrecht Finance Ltd.
6.00%, 4/5/23 (b)	168	195
PepsiCo, Inc.
2.75%, 3/5/22 (e)	125	129
Philip Morris International, Inc.
2.50%, 8/22/22	130	131
Phillips 66
4.30%, 4/1/22 (b)	50	56
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	200	200
Sanofi
4.00%, 3/29/21	135	154
Schneider Electric SA
2.95%, 9/27/22 (b)	125	126
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	202
Sonoco Products Co.
5.75%, 11/1/40	100	116
Syngenta Finance N.V.
3.13%, 3/28/22	130	137
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	75	78
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21 (e)	215	231
Time Warner Cable, Inc.,
4.50%, 9/15/42 (e)	50	49
6.75%, 6/15/39	40	51
Time Warner, Inc.
4.90%, 6/15/42 (e)	50	54
United Technologies Corp.
4.50%, 6/1/42	40	45
Vale Overseas Ltd.
5.63%, 9/15/19	85	97
Verizon Communications, Inc.
3.85%, 11/1/42	145	143
VF Corp.
3.50%, 9/1/21	105	111

	Face
	Amount	Value
	(000)	(000)
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)(e)	$115	$119
Weatherford International Ltd.
4.50%, 4/15/22	100	106
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	85	89
Westvaco Corp.
8.20%, 1/15/30 (e)	45	59
Woolworths Ltd.
4.00%, 9/22/20 (b)	125	135
WPP Finance UK
8.00%, 9/15/14	100	111
Xstrata Finance Canada Ltd.
4.00%, 10/25/22 (b)	70	71
		8,991
Utilities (2.1%)
CEZ AS
4.25%, 4/3/22 (b)	200	215
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	59
Series N
6.50%, 1/31/19	160	201
Exelon Generation Co., LLC
6.25%, 10/1/39	140	163
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	160	192
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36 (e)	60	77
8.75%, 5/1/19	65	89
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	150	158
		1,154
		17,141
Municipal Bonds (1.3%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	40	52
City of New York, NY,
Series G-1
5.97%, 3/1/36	85	108
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	162
Municipal Electric Authority of Georgia
6.66%, 4/1/57	155	184
State of California,
General Obligation Bonds
5.95%, 4/1/16	175	198
		704
Sovereign (4.2%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	150	177
Brazilian Government International Bond
4.88%, 1/22/21 (e)	120	145

	Face
	Amount	Value
	(000)	(000)
Credit Mutuel - CIC Home Loan SFH
1.50%, 11/16/17 (b)	$200	$198
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	200	228
KazMunaiGaz Finance Sub BV
6.38%, 4/9/21 (b)	200	246
Mexico Government International Bond
3.63%, 3/15/22	130	143
Peruvian Government International Bond
8.75%, 11/21/33	110	192
Petroleos Mexicanos
4.88%, 1/24/22	250	283
Poland Government International Bond
5.00%, 3/23/22	290	343
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	200	229
South Africa Government International Bond
4.67%, 1/17/24	100	114
		2,298
U.S. Agency Securities (2.3%)
Federal National Mortgage Association,
0.88%, 10/26/17	300	301
5.38%, 6/12/17	700	843
6.63%, 11/15/30	100	153
		1,297
U.S. Treasury Securities (16.1%)
U.S. Treasury Bonds,
3.00%, 5/15/42	320	326
3.88%, 8/15/40	1,665	2,001
U.S. Treasury Inflation Indexed Bond,
TIPS
0.13%, 7/15/22	704	765
U.S. Treasury Notes,
0.38%, 11/15/15	2,309	2,311
1.25%, 10/31/15	1,355	1,390
2.25%, 3/31/16 (e)	2,025	2,146
		8,939
Total Fixed Income Securities (Cost $52,228)		54,832

Shares

Short-Term Investments (9.4%)
Securities held as Collateral on Loaned Securities (6.9%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	3,471,693	3,472

Face
Amount
(000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $197; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/31/16; valued at $201)	$196	196

	Face
	Amount	Value
	(000)	(000)
Merrill Lynch & Co., Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $138; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 8/1/27; valued at $140)	$138	$138
		334
Total Securities held as Collateral on Loaned Securities (Cost $3,806)		3,806

Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $1,347)	1,346,578	1,347

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bills,
0.13%, 2/21/13 (h)(i)	$55	55
Total Short-Term Investments (Cost $5,208)		5,208
Total Investments (108.3%) (Cost $57,436) Including $4,220 of Securities Loaned (j)+		60,040
Liabilities in Excess of Other Assets (-8.3%)		(4,576)
Net Assets (100.0%)		$55,464

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2012.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2012.
(e)

The value of loaned securities and related collateral outstanding at December 31, 2012 were approximately $4,220,000 and $4,316,000, respectively. The Portfolio received cash collateral of approximately $3,806,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2012, there was uninvested cash of approximately $136,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $374,000 was received in the form of U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the three months ended December 31, 2012, there were no transactions in Citigroup, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at December 31, 2012.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $57,436,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,604,000 of which approximately $2,806,000 related to appreciated securities and approximately $202,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
TIPS	Treasury Inflation Protected Security.
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2012:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	62	$13,669	Mar-13	$3
U.S. Treasury 5 yr. Note	63	7,838	Mar-13	(12)
U.S. Treasury Ultra Long Bond	2	325	Mar-13	(3)

Short:
U.S. Treasury 10 yr. Note	51	(6,772)	Mar-13	22
U.S. Treasury 30 yr. Bond	8	(1,180)	Mar-13	11
				$21

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2012:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed	Termination Date	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (Unaudited)
JPMorgan Chase
CDX.NA. IG. 19	Sell	350	1.00	12/20/17	12		11	23	NR
JPMorgan Chase
Kohl’s Corporate	Buy	$350	1.00%	12/20/17	$—	@	$2	$2	BBB+
		$700			$12		$13	$25

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2012:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Month LIBOR	Receive	0.37%	10/5/14	$4,310	$(1)
Barclays Capital	3 Month LIBOR	Receive	0.81	9/24/17	$1,180	(4)
Credit Suisse	3 Month LIBOR	Receive	0.39	9/25/14	$3,700	(6)
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	$1,770	(8)
Deutsche Bank	3 Month LIBOR	Receive	0.43	12/11/15	$2,550	3
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	$3,026	(19)
						$(35)

†	Credit Rating as issued by Standard and Poor’s.
@	Value is less than $500.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgage (0.8%)
Federal National Mortgage Association,
Conventional Pool
2.33%, 5/1/35	$1,675		$1,782

Agency Fixed Rate Mortgages (28.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12.00%, 2/1/15	—	@	—	@
13.00%, 6/1/19	—	@	—	@
Gold Pools:
3.50%, 8/1/42	1,168		1,246
4.00%, 12/1/41	2,520		2,695
4.50%, 6/1/39 — 3/1/41	8,059		8,875
5.00%, 10/1/35	237		256
6.00%, 10/1/36 — 8/1/38	1,339		1,464
6.50%, 3/1/16 — 8/1/33	391		450
7.00%, 6/1/28 — 11/1/31	107		128
January TBA:
3.50%, 1/01/43 (a)	810		862
Federal National Mortgage Association,
Conventional Pools:
3.50%, 11/1/42 — 1/1/43	7,347		7,949
4.00%, 11/1/41 — 1/1/42	11,394		12,233
5.00%, 1/1/37 — 3/1/41	2,658		2,904
5.50%, 6/1/35 — 5/1/41	7,829		8,615
6.00%, 5/1/38	1,211		1,323
6.50%, 11/1/23 — 1/1/34	4,282		4,964
7.00%, 11/1/13	—	@	—	@
7.00%, 11/1/17 — 1/1/34	711		845
8.50%, 1/1/15	2		2
9.50%, 4/1/30	604		728
12.00%, 11/1/15	19		19
12.50%, 9/1/15	3		3
January TBA:
2.50%, 1/01/28 (a)	1,750		1,830
3.50%, 1/01/43 (a)	3,125		3,333
Government National Mortgage Association,
January TBA:
4.00%, 1/20/43 (a)	1,300		1,416
Various Pools:
4.00%, 8/20/41 — 1/20/42	1,357		1,481
4.50%, 8/15/39	619		682
			64,303
Asset-Backed Securities (1.7%)
Contimortgage Home Equity Trust
8.10%, 8/15/25	40		40
CVS Pass-Through Trust
6.04%, 12/10/28	472		553
Mid-State Trust IV
8.33%, 4/1/30	29		30
Santander Drive Auto Receivables Trust,
Series 2010-3
3.06%, 11/15/17	1,075		1,111

	Face
	Amount	Value
	(000)	(000)
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	$638	$650
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	1,350	1,466
		3,850
Collateralized Mortgage Obligations - Agency Collateral Series (5.3%)
Federal Home Loan Mortgage Corporation,
IO
0.68%, 1/25/21 (c)	10,047	399
IO PAC REMIC
6.26%, 6/15/40 (c)	10,092	1,765
IO REMIC
5.84%, 4/15/39 (c)	3,275	710
IO STRIPS
7.50%, 12/1/29	80	16
8.00%, 1/1/28	137	27
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	1,785	1,790
Federal National Mortgage Association,
IO
6.18%, 9/25/20 (c)	5,170	1,469
IO PAC REMIC
8.00%, 9/18/27	353	80
IO REMIC
5.00%, 8/25/37	1,304	42
6.00%, 7/25/33	469	76
6.39%, 9/25/38 (c)	2,749	527
IO STRIPS
6.50%, 9/1/29 — 12/1/29	1,545	335
8.00%, 4/1/24	430	89
8.50%, 10/1/25	116	23
9.00%, 11/1/26	109	24
REMIC
7.00%, 9/25/32	716	842
9.17%, 10/25/41 (c)(d)	773	805
63.21%, 9/25/20 (c)(d)	8	16
Government National Mortgage Association,
IO
5.00%, 2/16/41	823	164
5.84%, 11/16/40 (c)	4,669	924
6.37%, 6/20/40 (c)	3,382	562
6.39%, 4/16/41 (c)	5,950	1,348
		12,034
Commercial Mortgage - Backed Securities (1.4%)
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (c)	1,526	1,783
DBUBS Mortgage Trust
5.44%, 7/10/44 (b)(c)	325	369

	Face
	Amount	Value
	(000)	(000)
WF-RBS Commercial Mortgage Trust,
Series 2012-C7
3.43%, 6/15/45	$966	$1,051
		3,203
Corporate Bonds (34.0%)
Finance (13.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	800	833
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	439	456
Aegon N.V.
4.63%, 12/1/15 (e)	480	524
Aetna, Inc.
2.75%, 11/15/22	465	462
Affiliated Managers Group, Inc.
3.95%, 8/15/38	496	552
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	400	430
American International Group, Inc.
6.40%, 12/15/20	375	466
AvalonBay Communities, Inc.
2.95%, 9/15/22	300	299
Banco Santander Brasil SA,
4.25%, 1/14/16 (b)(e)	204	213
4.63%, 2/13/17 (b)(e)	325	345
Barclays Bank PLC
6.05%, 12/4/17 (b)	650	722
BNP Paribas SA
2.38%, 9/14/17	465	472
Brookfield Asset Management, Inc.
5.80%, 4/25/17	300	339
Caixa Economica Federal
3.50%, 11/7/22 (b)	410	417
Capital One Bank, USA NA
8.80%, 7/15/19	305	414
Cigna Corp.,
2.75%, 11/15/16	335	353
5.38%, 2/15/42	45	53
Citigroup, Inc.,
5.88%, 5/29/37 (f)	264	319
8.50%, 5/22/19 (f)	594	800
CNA Financial Corp.
5.75%, 8/15/21	315	370
Commonwealth Bank of Australia
1.90%, 9/18/17	485	496
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	475	487
Coventry Health Care, Inc.
5.45%, 6/15/21 (e)	540	643
Credit Agricole SA
3.00%, 10/1/17 (b)(e)	575	589
Credit Suisse
6.00%, 2/15/18 (e)	369	425

	Face
	Amount	Value
	(000)	(000)
Discover Bank
7.00%, 4/15/20	$575	$715
DNB Bank ASA
3.20%, 4/3/17 (b)	685	730
General Electric Capital Corp.,
Series G
6.00%, 8/7/19	694	845
Genworth Financial, Inc.
7.20%, 2/15/21	625	676
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22 (e)	1,030	1,220
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	850	967
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	751
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	879
Health Care REIT, Inc.
3.75%, 3/15/23	350	351
HSBC Holdings PLC
4.00%, 3/30/22	650	713
ING Bank N.V.
3.75%, 3/7/17 (b)	600	638
ING US, Inc.
5.50%, 7/15/22 (b)	400	435
JPMorgan Chase & Co.,
4.50%, 1/24/22	225	255
4.63%, 5/10/21	380	434
JPMorgan Chase Bank NA
6.00%, 10/1/17	715	847
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)(e)	490	542
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	1,096
MetLife, Inc.
7.72%, 2/15/19 (e)	285	374
Nationwide Building Society
6.25%, 2/25/20 (b)	645	763
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	482
Nordea Bank AB
4.88%, 5/13/21 (b)	765	822
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	791	887
Principal Financial Group, Inc.
1.85%, 11/15/17	575	579
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	570
Realty Income Corp.
3.25%, 10/15/22	400	392
Santander Holdings USA, Inc.,
3.00%, 9/24/15	105	107
4.63%, 4/19/16	250	262

	Face
	Amount	Value
	(000)	(000)
Societe Generale SA
5.20%, 4/15/21 (b)(e)	$455	$505
Standard Chartered Bank
6.40%, 9/26/17 (b)	790	928
Swedbank AB
2.13%, 9/29/17 (b)	460	471
UnitedHealth Group, Inc.,
1.40%, 10/15/17	200	201
2.75%, 2/15/23	125	126
WellPoint, Inc.
2.75%, 10/15/42 (b)	330	357
		31,399
Industrials (18.8%)
AbbVie, Inc.
4.40%, 11/6/42 (b)	275	294
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	636
Altria Group, Inc.
2.85%, 8/9/22	360	357
America Movil SAB de CV
3.13%, 7/16/22	200	204
American Honda Finance Corp.
2.13%, 2/28/17 (b)	770	789
Amgen, Inc.
3.88%, 11/15/21 (e)	325	358
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	425	518
Anixter, Inc.
5.63%, 5/1/19	220	233
ArcelorMittal
10.35%, 6/1/19 (e)	416	500
AT&T, Inc.,
5.35%, 9/1/40	150	175
6.30%, 1/15/38	500	643
Ball Corp.
5.00%, 3/15/22	330	355
BE Aerospace, Inc.
5.25%, 4/1/22	235	250
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	350	329
Bombardier, Inc.
7.75%, 3/15/20 (b)	200	228
Boston Scientific Corp.
6.00%, 1/15/20	480	561
BP Capital Markets PLC
3.25%, 5/6/22	600	633
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (b)	350	349
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	400	414
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	425	542
CenturyLink, Inc.
6.45%, 6/15/21	440	487

	Face
	Amount	Value
	(000)	(000)
CF Industries, Inc.
6.88%, 5/1/18	$475	$581
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	560	613
Cimarex Energy Co.
5.88%, 5/1/22	350	385
Continental Resources, Inc.
7.13%, 4/1/21	305	346
CRH America, Inc.
6.00%, 9/30/16	580	652
Crown Castle International Corp.
5.25%, 1/15/23 (b)	660	709
CSC Holdings LLC
6.75%, 11/15/21 (b)	305	340
Daimler Finance North America LLC
8.50%, 1/18/31	224	350
Deere & Co.
3.90%, 6/9/42	220	226
Delhaize Group SA
5.70%, 10/1/40	375	353
Diageo Capital PLC
1.50%, 5/11/17	325	330
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	200	207
DISH DBS Corp.
5.88%, 7/15/22	425	459
Dun & Bradstreet Corp. (The)
3.25%, 12/1/17	450	455
Eaton Corp.
2.75%, 11/2/22 (b)	425	425
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	380	389
Exide Technologies
8.63%, 2/1/18	219	187
Experian Finance PLC
2.38%, 6/15/17 (b)	635	647
Express Scripts Holding Co.,
2.65%, 2/15/17 (b)	485	505
3.90%, 2/15/22 (b)(e)	410	443
Fiserv, Inc.
3.13%, 6/15/16	360	378
FMC Technologies, Inc.
3.45%, 10/1/22	235	240
Ford Motor Credit Co., LLC
4.21%, 4/15/16	860	918
Gap, Inc. (The)
5.95%, 4/12/21	645	739
Georgia-Pacific LLC
8.88%, 5/15/31	280	421
Goldcorp, Inc.
2.00%, 8/1/14 (e)	335	371
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	435	495
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	775
HCA, Inc.
5.88%, 3/15/22	220	240

	Face
	Amount	Value
	(000)	(000)
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	$525	$574
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	380	382
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)(e)	483	549
Home Depot, Inc.
5.88%, 12/16/36	293	386
Intel Corp.,
2.70%, 12/15/22 (e)	400	400
2.95%, 12/15/35	356	371
International Business Machines Corp.
1.88%, 5/15/19	650	661
International Game Technology
3.25%, 5/1/14	492	516
Kinross Gold Corp.
5.13%, 9/1/21 (e)	520	534
Lam Research Corp.
1.25%, 5/15/18 (e)	304	302
MeadWestvaco Corp.
7.38%, 9/1/19 (e)	155	195
Microsoft Corp.
Zero Coupon, 6/15/13 (b)(e)	262	263
Molson Coors Brewing Co.
2.50%, 7/30/13	497	505
Murphy Oil Corp.
3.70%, 12/1/22 (e)	550	549
NBC Universal Media LLC,
2.88%, 1/15/23	250	252
5.95%, 4/1/41	400	492
NetApp, Inc.
2.00%, 12/15/17	200	199
News America, Inc.
6.15%, 2/15/41 (e)	400	508
Omnicom Group, Inc.
3.63%, 5/1/22	455	475
Philip Morris International, Inc.
2.50%, 8/22/22 (e)	495	498
Phillips 66
4.30%, 4/1/22 (b)	225	252
Pioneer Natural Resources Co.
7.50%, 1/15/20 (e)	375	476
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	450	451
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	420	454
Schlumberger Norge AS
1.25%, 8/1/17 (b)	300	299
Schneider Electric SA
2.95%, 9/27/22 (b)	525	530
Silgan Holdings, Inc.
5.00%, 4/1/20	240	250
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	202
Symantec Corp.,
Series B
1.00%, 6/15/13	488	526

	Face
	Amount	Value
	(000)	(000)
Syngenta Finance N.V.
3.13%, 3/28/22	$585	$616
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	300	312
Tesoro Corp.
5.38%, 10/1/22	220	235
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	525	563
Time Warner Cable, Inc.
4.50%, 9/15/42	205	201
Tronox Finance LLC
6.38%, 8/15/20 (b)	303	307
United Technologies Corp.
4.50%, 6/1/42	165	184
Verisk Analytics, Inc.
5.80%, 5/1/21 (e)	550	617
Verizon Communications, Inc.
3.85%, 11/1/42	620	612
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	550	567
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	354
Weatherford International Ltd.
4.50%, 4/15/22	400	425
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	409
Westvaco Corp.
8.20%, 1/15/30 (e)	185	245
Williams Cos., Inc. (The)
3.70%, 1/15/23	150	152
WMG Acquisition Corp.
6.00%, 1/15/21 (b)	485	514
WPP Finance UK
8.00%, 9/15/14	664	735
Wyndham Worldwide Corp.
4.25%, 3/1/22	680	703
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (e)	350	374
Xstrata Finance Canada Ltd.
4.00%, 10/25/22 (b)	260	263
		42,473
Utilities (1.3%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	195	198
CEZ AS
4.25%, 4/3/22 (b)	210	226
Delmarva Power & Light Co.
4.00%, 6/1/42 (e)	475	496
Enterprise Products Operating LLC
5.20%, 9/1/20 (e)	635	759
Exelon Generation Co., LLC
6.25%, 10/1/39	445	519
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	264	339

	Face
	Amount	Value
	(000)	(000)
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	$375	$395
		2,932
		76,804
Mortgages - Other (7.0%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	1,105	837
5.91%, 10/25/36 (c)	1,925	1,459
6.00%, 4/25/36	673	692
Banc of America Funding Corp.,
0.50%, 7/20/36 (c)	720	602
0.58%, 8/25/36 (c)	386	366
Chaseflex Trust
6.00%, 2/25/37	1,719	1,333
First Horizon Alternative Mortgage Securities
6.25%, 8/25/36	1,126	969
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	1,296	1,049
JP Morgan Mortgage Trust,
5.55%, 6/25/37 (c)	470	407
6.00%, 6/25/37	657	641
Lehman Mortgage Trust,
Series 2005-1
5.50%, 11/25/35	632	636
Series 2006-1
5.50%, 2/25/36	1,793	1,777
Series 2007-8
6.50%, 9/25/37	2,669	2,238
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)	860	864
WaMu Mortgage Pass-Through Certificates
1.15%, 7/25/46 (c)	1,879	1,417
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.93%, 4/25/47 (c)	823	592
		15,879
Municipal Bonds (1.5%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	255	332
City of New York, NY,
Series G-1
5.97%, 3/1/36	270	344
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477	594
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283	337
6.66%, 4/1/57	320	379
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320	391

	Face
	Amount	Value
	(000)	(000)
State of California,
General Obligation Bonds
5.95%, 4/1/16	$830	$942
		3,319
Sovereign (5.5%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	580	686
Brazilian Government International Bond
8.50%, 1/5/24	1,900	1,134
Colombia Government International Bond
7.75%, 4/14/21	2,400,000	1,710
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	1,000	1,139
KazMunaiGaz Finance Sub BV
6.38%, 4/9/21 (b)	900	1,106
Mexican Bonos
6.50%, 6/9/22	13,000	1,093
Peruvian Government International Bond,
(Units)
8.20%, 8/12/26 (b)(g)	2,200	1,211
Petroleos Mexicanos
4.88%, 1/24/22	1,000	1,131
Poland Government International Bond
5.00%, 3/23/22	1,170	1,385
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)	1,000	1,148
South Africa Government Bond
7.25%, 1/15/20	6,200	772
		12,515
U.S. Agency Securities (1.6%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19	2,520	2,917
6.75%, 3/15/31	470	725
		3,642
U.S. Treasury Securities (11.1%)
U.S. Treasury Bond
3.88%, 8/15/40	8,815	10,596
U.S. Treasury Inflation Indexed Bond
0.13%, 7/15/22	3,018	3,277
U.S. Treasury Notes,
0.38%, 11/15/15	9,440	9,450
0.88%, 4/30/17	1,590	1,610
		24,933
Total Fixed Income Securities (Cost $212,148)		222,264

		Value
	Shares	(000)
Short-Term Investments (8.4%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	8,252,364	$8,252

	Face
	Amount
	(000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $468; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/31/16; valued at $477)	$468	468
Merrill Lynch & Co., Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $327; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 8/1/27; valued at $334)	327	327
		795
Total Securities held as Collateral on Loaned Securities (Cost $9,047)		9,047

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $6,431)	6,431,131	6,431

	Face
	Amount
	(000)
U.S. Treasury Security (1.5%)
U.S. Treasury Bill
0.12%, 2/14/13 (e)(i)	$3,470	3,469
Total Short-Term Investments (Cost $18,947)		18,947
Total Investments (106.8%) (Cost $231,095) Including $9,158 of Securities Loaned (j)+		241,211
Liabilities in Excess of Other Assets (-6.8%)		(15,434)
Net Assets (100.0%)		$225,777

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2012.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2012.

(e)

The value of loaned securities and related collateral outstanding at December 31, 2012 were approximately $9,158,000 and $9,369,000, respectively. The Portfolio received cash collateral of approximately $9,047,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2012, there was uninvested cash of approximately $322,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

For the three months ended December 31, 2012, there were no transactions in Citigroup, Inc., Corporate Bonds, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(g)	Consists of one or more classes of securities traded together as a unit.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at December 31, 2012.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.
+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $231,095,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $10,116,000 of which approximately $13,206,000 related to appreciated securities and approximately $3,090,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contracts open at December 31, 2012 :

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	AUD	2,341	$2,430	1/10/13	USD	2,434	$2,434	$4
UBS AG	COP	3,250,000	1,839	1/10/13	USD	1,810	1,810	(29)
Wells Fargo Bank	ZAR	6,099	719	1/10/13	USD	685	685	(34)
			$4,988				$4,929	$(59)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2012:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	301	$66,361	Mar-13	$17
U.S. Treasury 5 yr. Note	311	38,693	Mar-13	(39)
Short:
U.S. Treasury 10 yr. Note	142	(18,855)	Mar-13	68
U.S. Treasury 30 yr. Bond	21	(3,098)	Mar-13	12
				$58

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2012:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
JPMorgan Chase
Kohl’s Corporate	Buy	$1,425	1.00%	12/20/17	$1	$3	$4	BBB+
JPMorgan Chase
CDX.NA. IG. 19	Sell	1,425	1.00	12/20/17	50	45	95	NR
		$2,850			$51	$48	$99

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2012:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date		Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Month LIBOR	Receive	0.37%	10/5/14		$17,360	$(4)
Barclays Capital	3 Month LIBOR	Receive	0.81	9/24/17		4,730	(17)
Credit Suisse	3 Month LIBOR	Receive	0.39	9/25/14		14,860	(24)
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17		7,520	(32)
Deutsche Bank	3 Month LIBOR	Receive	0.43	12/11/15		10,440	13
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17		12,735	(80)
Goldman Sachs	3 Month CDOR	Pay	1.75	8/1/16	CAD	25,600	37
Goldman Sachs	3 Month LIBOR	Receive	0.83	8/3/16		$25,080	(44)
							$(151)

CDOR		Canadian Dealer Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
COP	—	Colombian Peso
USD	—	United States Dollar
ZAR	—	South African Rand
NR		Not Rated.
†		Credit Rating as issued by Standard and Poor’s.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.3%)
Asset-Backed Securities (0.7%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$126	$148
8.35%, 7/10/31 (a)	140	194
		342
Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation,
IO STRIPS
8.00%, 1/1/28	26	5

Corporate Bonds (96.6%)
Finance (39.0%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)(b)	195	203
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (a)	146	152
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)(b)	210	230
Aetna, Inc.,
2.75%, 11/15/22	200	199
4.13%, 11/15/42	30	30
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	150	161
Ally Financial, Inc.
5.50%, 2/15/17	175	188
American Express Co.
2.65%, 12/2/22 (a)	115	115
American Financial Group, Inc.
9.88%, 6/15/19	225	292
American International Group, Inc.
6.40%, 12/15/20	345	429
AvalonBay Communities, Inc.
2.95%, 9/15/22	100	100
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand
4.13%, 11/9/22 (a)	150	153
Bank of America Corp.
5.63%, 7/1/20	665	790
Barclays Bank PLC
6.05%, 12/4/17 (a)	515	572
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	200	226
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (b)	265	292
BNP Paribas SA
5.00%, 1/15/21	170	191
Boston Properties LP,
3.85%, 2/1/23	150	158
5.88%, 10/15/19	30	36
Brookfield Asset Management, Inc.
5.80%, 4/25/17	70	79
Capital One Bank, USA NA
8.80%, 7/15/19	285	386

	Face
	Amount	Value
	(000)	(000)
Capital One Capital VI
8.88%, 5/15/40	$150	$150
Cigna Corp.
5.38%, 2/15/42	120	140
Citigroup, Inc.,
4.45%, 1/10/17 (c)	125	139
6.13%, 11/21/17 — 5/15/18 (c)	557	665
8.50%, 5/22/19 (c)	65	87
CNA Financial Corp.
5.75%, 8/15/21 (b)	250	294
Commonwealth Bank of Australia
1.90%, 9/18/17	250	256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22 (b)	260	267
Credit Agricole SA
3.00%, 10/1/17 (a)(b)	250	256
Credit Suisse,
5.40%, 1/14/20	170	191
6.00%, 2/15/18 (b)	61	70
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	225	242
DNB Bank ASA
3.20%, 4/3/17 (a)	255	272
Farmers Exchange Capital
7.05%, 7/15/28 (a)	215	265
General Electric Capital Corp.,
3.15%, 9/7/22	300	307
5.30%, 2/11/21	120	140
Series G
6.00%, 8/7/19	666	811
Goldman Sachs Group, Inc. (The),
5.75%, 1/24/22 (b)	360	426
6.15%, 4/1/18	840	988
6.75%, 10/1/37	50	57
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	284
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	275	320
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	386
HCP, Inc.
5.63%, 5/1/17	95	109
Health Care REIT, Inc.
3.75%, 3/15/23	150	151
HSBC Finance Corp.
6.68%, 1/15/21	135	160
HSBC Holdings PLC,
4.00%, 3/30/22 (b)	200	219
4.88%, 1/14/22	100	116
6.50%, 5/2/36	100	125
ING US, Inc.
5.50%, 7/15/22 (a)	150	163
JPMorgan Chase & Co.,
4.50%, 1/24/22	380	431
4.63%, 5/10/21	260	297

	Face
	Amount	Value
	(000)	(000)
Macquarie Group Ltd.
6.00%, 1/14/20 (a)(b)	$215	$233
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	217	262
MetLife, Inc.
7.72%, 2/15/19 (b)	70	92
Nationwide Building Society
6.25%, 2/25/20 (a)	260	308
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	175	187
Nordea Bank AB
4.88%, 5/13/21 (a)	200	215
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	168
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	262
PNC Funding Corp.
5.13%, 2/8/20	110	131
Post Apartment Homes LP
3.38%, 12/1/22	270	269
Principal Financial Group, Inc.
1.85%, 11/15/17 (b)	250	252
Protective Life Corp.
7.38%, 10/15/19	175	213
Prudential Financial, Inc.,
5.63%, 6/15/43 (d)	95	99
7.38%, 6/15/19	150	191
Realty Income Corp.
3.25%, 10/15/22	150	147
Santander Holdings USA, Inc.,
3.00%, 9/24/15	55	56
4.63%, 4/19/16	55	58
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	201
SLM Corp.,
MTN
8.00%, 3/25/20	90	103
Societe Generale SA
5.20%, 4/15/21 (a)	200	222
Standard Chartered Bank
6.40%, 9/26/17 (a)	200	235
Swedbank AB
2.13%, 9/29/17 (a)	200	205
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	85
2.75%, 2/15/23	55	56
Weingarten Realty Investors
3.38%, 10/15/22 (b)	150	148
		18,164
Industrials (47.8%)
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	55

	Face
	Amount	Value
	(000)	(000)
AbbVie, Inc.
4.40%, 11/6/42 (a)	$160	$171
Agilent Technologies, Inc.
5.50%, 9/14/15	126	140
Altria Group, Inc.
2.85%, 8/9/22	315	312
America Movil SAB de CV
3.13%, 7/16/22	200	204
Amgen, Inc.
3.88%, 11/15/21 (b)	430	473
Anixter, Inc.
5.63%, 5/1/19	135	143
ArcelorMittal
10.35%, 6/1/19 (b)	134	161
AstraZeneca PLC
6.45%, 9/15/37	125	170
AT&T, Inc.,
5.55%, 8/15/41 (b)	175	211
6.30%, 1/15/38	275	354
Ball Corp.
5.00%, 3/15/22	175	188
Barrick North America Finance LLC
4.40%, 5/30/21	145	159
Bemis Co., Inc.
4.50%, 10/15/21	230	250
Best Buy Co., Inc.
3.75%, 3/15/16 (b)	220	207
Boston Scientific Corp.
6.00%, 1/15/20	105	123
BP Capital Markets PLC
3.25%, 5/6/22	275	290
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (a)	150	150
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	155
5.65%, 5/1/17	130	153
Canadian Oil Sands Ltd.,
6.00%, 4/1/42 (a)	50	59
7.75%, 5/15/19 (a)	100	128
Caterpillar, Inc.
3.90%, 5/27/21	130	146
CC Holdings GS V LLC
3.85%, 4/15/23 (a)	100	102
CenturyLink, Inc.,
6.45%, 6/15/21	180	199
CF Industries, Inc.
6.88%, 5/1/18	200	245
Cimarex Energy Co.
5.88%, 5/1/22	75	83
Comcast Corp.
6.40%, 5/15/38	100	128
Continental Resources, Inc.
5.00%, 9/15/22	175	189
CRH America, Inc.
6.00%, 9/30/16	400	450

	Face
	Amount	Value
	(000)	(000)
Daimler Finance North America LLC
8.50%, 1/18/31	$161	$251
Deere & Co.
3.90%, 6/9/42 (b)	60	62
Delhaize Group SA
5.70%, 10/1/40	107	101
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	150
Diageo Investment Corp.
2.88%, 5/11/22	125	129
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	205	212
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	100	146
Dun & Bradstreet Corp. (The)
3.25%, 12/1/17	200	202
Eaton Corp.
2.75%, 11/2/22 (a)	180	180
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	107
Express Scripts Holding Co.,
2.65%, 2/15/17 (a)	225	234
3.90%, 2/15/22 (a)(b)	190	205
Fiserv, Inc.
3.13%, 6/15/16	190	200
FMC Technologies, Inc.
3.45%, 10/1/22	105	107
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	200	213
5.88%, 8/2/21	200	233
Gap, Inc. (The)
5.95%, 4/12/21	185	212
Georgia-Pacific LLC,
5.40%, 11/1/20 (a)	95	113
8.88%, 5/15/31	75	113
Gilead Sciences, Inc.
4.50%, 4/1/21	140	160
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (a)	225	256
Halliburton Co.
4.50%, 11/15/41	175	196
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	301
HCA, Inc.
5.88%, 3/15/22	125	137
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	208
Hess Corp.
6.00%, 1/15/40	125	153
Hewlett-Packard Co.,
2.60%, 9/15/17	80	78
4.65%, 12/9/21	210	211
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)(b)	182	207
Home Depot, Inc.
5.88%, 12/16/36	159	210

	Face
	Amount	Value
	(000)	(000)
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	$160	$168
Intel Corp.
2.70%, 12/15/22 (b)	200	200
International Business Machines Corp.
1.25%, 2/6/17	200	202
Kinross Gold Corp.
5.13%, 9/1/21 (b)	180	185
Koninklijke Philips Electronics N.V.
3.75%, 3/15/22 (b)	300	325
Kraft Foods Group, Inc.
6.88%, 1/26/39 (a)	225	304
Kroger Co. (The)
6.90%, 4/15/38	80	103
Lubrizol Corp.
8.88%, 2/1/19	165	231
Macy’s Retail Holdings, Inc.
3.88%, 1/15/22 (b)	100	107
McDonald’s Corp.
2.63%, 1/15/22	250	257
MeadWestvaco Corp.
7.38%, 9/1/19 (b)	120	151
Murphy Oil Corp.
3.70%, 12/1/22 (b)	225	225
NBC Universal Media LLC,
2.88%, 1/15/23	300	302
5.95%, 4/1/41	125	154
NetApp, Inc.
2.00%, 12/15/17	100	100
NewMarket Corp.
4.10%, 12/15/22 (a)	125	127
News America, Inc.
6.15%, 2/15/41	100	127
Odebrecht Finance Ltd.
6.00%, 4/5/23 (a)	168	195
Omnicom Group, Inc.
3.63%, 5/1/22	145	151
PepsiCo, Inc.
2.75%, 3/5/22 (b)	275	283
Petro-Canada
6.80%, 5/15/38	130	178
Philip Morris International, Inc.
4.50%, 3/20/42	150	164
Phillips 66
4.30%, 4/1/22 (a)	225	252
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	184
Qtel International Finance Ltd.
3.25%, 2/21/23 (a)	225	225
Sanofi
4.00%, 3/29/21	150	171
Schneider Electric SA
2.95%, 9/27/22 (a)	225	227
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)(b)(e)	200	208
SK Telecom Co., Ltd.
2.13%, 5/1/18 (a)(b)	200	202

	Face
	Amount	Value
	(000)	(000)
Sonoco Products Co.
5.75%, 11/1/40	$150	$173
Stryker Corp.
2.00%, 9/30/16	325	339
Syngenta Finance N.V.
4.38%, 3/28/42	75	82
Teck Resources Ltd.
6.25%, 7/15/41	90	106
Telecom Italia Capital SA
7.18%, 6/18/19 (b)	209	244
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22	100	104
Telefonica Europe BV
8.25%, 9/15/30 (b)	184	219
Tesoro Corp.
5.38%, 10/1/22	45	48
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	268
Time Warner Cable, Inc.,
4.50%, 9/15/42	130	127
6.75%, 6/15/39	80	102
Time Warner, Inc.
7.70%, 5/1/32	291	408
Total Capital International SA
2.88%, 2/17/22 (b)	175	183
Tronox Finance LLC
6.38%, 8/15/20 (a)	124	126
Union Pacific Corp.
4.30%, 6/15/42	200	212
United Technologies Corp.
4.50%, 6/1/42	135	151
Valero Energy Corp.
6.13%, 2/1/20 (b)	150	183
Verisk Analytics, Inc.
5.80%, 5/1/21	185	208
Verizon Communications, Inc.,
3.85%, 11/1/42	190	188
6.35%, 4/1/19	125	158
VF Corp.
3.50%, 9/1/21	120	127
Volkswagen International Finance N.V.
2.38%, 3/22/17 (a)	160	165
Waste Management, Inc.
6.13%, 11/30/39	100	127
Weatherford International Ltd.
4.50%, 4/15/22	150	159
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	100	105
Williams Cos., Inc. (The)
3.70%, 1/15/23	50	51
WMG Acquisition Corp.
6.00%, 1/15/21 (a)	125	133
Woolworths Ltd.
4.00%, 9/22/20 (a)	140	152
WPP Finance UK
8.00%, 9/15/14	136	150

	Face
	Amount	Value
	(000)	(000)
Wyndham Worldwide Corp.
4.25%, 3/1/22	$255	$264
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)	115	123
Xstrata Finance Canada Ltd.
4.00%, 10/25/22 (a)	145	147
Yum! Brands, Inc.
6.88%, 11/15/37	89	122
		22,247
Utilities (9.8%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	45	46
Appalachian Power Co.
7.00%, 4/1/38	150	205
Boston Gas Co.
4.49%, 2/15/42 (a)(b)	125	133
CEZ AS
4.25%, 4/3/22 (a)	200	215
Consolidated Edison Co. of New York, Inc.
6.65%, 4/1/19 (b)	190	242
Duke Energy Carolinas LLC
1.75%, 12/15/16 (b)	320	328
Enel Finance International N.V.
5.13%, 10/7/19 (a)	200	212
Enterprise Products Operating LLC,
5.25%, 1/31/20	25	30
Series N
6.50%, 1/31/19	404	507
Exelon Generation Co., LLC
6.25%, 10/1/39	145	169
FirstEnergy Solutions Corp.
6.80%, 8/15/39	125	141
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	183
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	300	360
Nevada Power Co.
6.65%, 4/1/36	150	204
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	136	174
PPL WEM Holdings PLC
3.90%, 5/1/16 (a)	315	332
PSEG Power LLC
8.63%, 4/15/31	200	292
Sempra Energy
6.00%, 10/15/39 (b)	125	159
Spectra Energy Capital LLC
8.00%, 10/1/19	50	66
TransAlta Corp.
4.50%, 11/15/22	235	239

	Face
	Amount	Value
	(000)	(000)
Virginia Electric and Power Co.
2.95%, 1/15/22 (b)	$325	$343
		4,580
		44,991
Total Fixed Income Securities (Cost $42,116)		45,338

Shares
Short-Term Investments (18.0%)
Securities held as Collateral on Loaned Securities (15.8%)
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	6,697,638	6,698

	Face
	Amount
	(000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $379; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/31/16; valued at $387)	$379	379
Merrill Lynch & Co., Inc., (0.20%, dated 12/31/12, due 1/2/13; proceeds $266; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 2.50% due 8/1/27; valued at $271)	266	266
		645
Total Securities held as Collateral on Loaned Securities (Cost $7,343)		7,343

Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $979)	979,088	979

	Face
	Amount
	(000)
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills,
0.12%, 2/21/13 (g)(h)	$10	10
0.13%, 2/21/13 (g)(h)	40	40
		50
Total Short-Term Investments (Cost $8,372)		8,372
Total Investments (115.3%) (Cost $50,488) Including $7,429 of Securities Loaned (i)+		53,710
Liabilities in Excess of Other Assets (-15.3%)		(7,110)
Net Assets (100.0%)		$46,600

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The value of loaned securities and related collateral outstanding at December 31, 2012 were approximately $7,429,000 and $7,604,000, respectively. The Portfolio received cash collateral of approximately $7,343,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2012, there was uninvested cash of approximately $261,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

For the three months ended December 31, 2012, there were no transactions in Citigroup, Inc., Corporate Bonds, and its affiliated broker/dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2012.
(e)	Security trades on the Hong Kong exchange.
(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at December 31, 2012.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with open futures contracts and swap agreements.
+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $50,488,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,222,000 of which approximately $3,312,000 related to appreciated securities and approximately $90,000 related to depreciated securities.

IO	Interest Only.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2012:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	44	$9,701	Mar-13	$2
U.S. Treasury 5 yr. Note	48	5,972	Mar-13	(9)
U.S. Treasury Ultra Long Bond	22	3,577	Mar-13	(63)

Short:
U.S. Treasury 10 yr. Note	75	(9,959)	Mar-13	35
U.S. Treasury 30 yr. Bond	11	(1,622)	Mar-13	22
				$(13)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2012

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (Unaudited)
JPMorgan Chase Bank
CDX.NA.IG. 19	Sell	$500	1.00%	12/20/17	$1	$1	$2	NR
JPMorgan Chase Bank
Kohl’s Corporate	Buy	500	1.00	12/20/17	17	16	33	BBB+
		$1,000			$18	$17	$35

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2012:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Month LIBOR	Receive	0.81%	9/24/17	$1,000	$(4)
Credit Suisse	3 Month LIBOR	Receive	0.39	9/25/14	3,150	(5)
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	1,500	(6)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	2,532	(16)
Goldman Sachs	3 Month LIBOR	Receive	2.42	3/22/22	642	(45)
JPMorgan Chase	3 Month LIBOR	Receive	2.43	3/22/22	311	(22)
						$(98)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit Rating as issued by Standard and Poor’s.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (97.0%)
Corporate Bonds (97.0%)
Basic Materials (9.3%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$100	$103
APERAM
7.38%, 4/1/16 (a)	50	47
Boise Cascade LLC/Boise Cascade Finance Corp.
6.38%, 11/1/20 (a)	50	52
FMG Resources August 2006 Pty Ltd.
6.88%, 4/1/22 (a)	50	51
HudBay Minerals, Inc.
9.50%, 10/1/20 (a)	100	106
Ineos Group Holdings SA
8.50%, 2/15/16 (a)	150	150
Inmet Mining Corp.
8.75%, 6/1/20 (a)	50	55
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 3/1/19	50	52
New Gold, Inc.
6.25%, 11/15/22 (a)	50	52
Olin Corp.
5.50%, 8/15/22	75	79
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	150	156
Taminco Acquisition Corp.
9.13%, 12/15/17 (a)(b)	100	99
Tronox Finance LLC
6.38%, 8/15/20 (a)	50	51
		1,053
Communications (7.0%)
Avaya, Inc.
7.00%, 4/1/19 (a)	100	94
Cablevision Systems Corp.
7.75%, 4/15/18	50	56
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp.
6.38%, 9/15/20 (a)	50	52
Crown Castle International Corp.
5.25%, 1/15/23 (a)	50	54
GXS Worldwide, Inc.
9.75%, 6/15/15	50	52
Harron Communications LP/Harron Finance Corp.
9.13%, 4/1/20 (a)	150	165
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (a)	50	55
Level 3 Financing, Inc.
8.13%, 7/1/19	50	55
MDC Partners, Inc.
11.00%, 11/1/16	100	110
SBA Telecommunications, Inc.
5.75%, 7/15/20 (a)	50	53
		746
Consumer, Cyclical (23.1%)
Academy Ltd./Academy Finance Corp.
9.25%, 8/1/19 (a)	100	111

	Face
	Amount	Value
	(000)	(000)
American Standard Americas
10.75%, 1/15/16 (a)	$100	$99
Ameristar Casinos, Inc.
7.50%, 4/15/21	50	54
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	100	109
Caesars Entertainment Operating Co., Inc.,
8.50%, 2/15/20	50	50
10.00%, 12/15/18	150	100
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	101
Chester Downs & Marina LLC
9.25%, 2/1/20 (a)	100	99
Choice Hotels International, Inc.
5.75%, 7/1/22	50	56
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	100	109
Continental Airlines 2012-3 Class C Pass-Thru Certificates
6.13%, 4/29/18	100	101
Diamond Resorts Corp.
12.00%, 8/15/18	150	163
Exide Technologies
8.63%, 2/1/18	100	85
Graton Economic Development Authority
9.63%, 9/1/19 (a)	100	108
IDQ Holdings, Inc.
11.50%, 4/1/17 (a)	150	162
INTCOMEX, Inc.
13.25%, 12/15/14	145	151
Levi Strauss & Co.
6.88%, 5/1/22	50	54
Libbey Glass, Inc.
6.88%, 5/15/20	50	54
Logan’s Roadhouse, Inc.
10.75%, 10/15/17	150	140
MGM Resorts International
8.63%, 2/1/19 (a)	50	56
Rite Aid Corp.
9.50%, 6/15/17	50	52
Sabre Holdings Corp.
8.35%, 3/15/16	50	54
Scientific Games International, Inc.
6.25%, 9/1/20 (a)	50	52
Snoqualmie Entertainment Authority
9.13%, 2/1/15 (a)	127	128
Sonic Automotive, Inc.
7.00%, 7/15/22 (a)	50	55
Tempur-Pedic International, Inc.
6.88%, 12/15/20 (a)	100	103
VWR Funding, Inc.
7.25%, 9/15/17 (a)	50	53
WMG Acquisition Corp.
6.00%, 1/15/21 (a)	50	53

	Face
	Amount	Value
	(000)	(000)
Wolverine World Wide, Inc.
6.13%, 10/15/20 (a)	$100	$106
		2,618
Consumer, Non-Cyclical (15.2%)
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	106
Armored Autogroup, Inc.
9.25%, 11/1/18	150	128
BioScrip, Inc.
10.25%, 10/1/15	100	107
Bumble Bee Holdco SCA,
9.63%, 3/15/18 (a)(b)	100	100
Emergency Medical Services Corp.
8.13%, 6/1/19	50	55
HCA, Inc.
5.88%, 3/15/22	50	55
Hologic, Inc.
6.25%, 8/1/20 (a)	50	54
IMS Health, Inc.
6.00%, 11/1/20 (a)	100	105
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	100	101
Jaguar Holding Co., I,
9.38%, 10/15/17 (a)(b)	100	105
Kindred Healthcare, Inc.
8.25%, 6/1/19	150	147
Knowledge Universe Education LLC
7.75%, 2/1/15 (a)	150	140
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20 (a)	50	53
Monitronics International, Inc.
9.13%, 4/1/20	100	103
ServiceMaster Co.
8.00%, 2/15/20	100	105
Smithfield Foods, Inc.
6.63%, 8/15/22	50	55
Spectrum Brands Escrow Corp.
6.63%, 11/15/22 (a)	50	54
SUPERVALU, Inc.
8.00%, 5/1/16	50	48
Universal Hospital Services, Inc.
7.63%, 8/15/20 (a)	50	53
US Foods, Inc.
8.50%, 6/30/19 (a)	100	102
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/1/18	50	52
YCC Holdings LLC/Yankee Finance, Inc.,
10.25%, 2/15/16 (b)	50	52
		1,880
Energy (7.9%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	50	51

	Face
	Amount	Value
	(000)	(000)
Concho Resources, Inc.
5.50%, 10/1/22	$50	$53
Continental Resources, Inc.
5.00%, 9/15/22	50	54
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.75%, 4/1/19	50	52
Crosstex Energy LP/Crosstex Energy Finance Corp.
7.13%, 6/1/22 (a)	50	52
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.38%, 6/1/19	50	51
Laredo Petroleum, Inc.
7.38%, 5/1/22	50	54
Northern Oil and Gas, Inc.
8.00%, 6/1/20	50	51
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (a)	100	104
Penn Virginia Corp.
10.38%, 6/15/16	150	159
PetroBakken Energy Ltd.
8.63%, 2/1/20 (a)	100	102
SM Energy Co.
6.50%, 1/1/23	50	54
Tesoro Corp.
5.38%, 10/1/22	50	54
		891
Finance (5.1%)
CNO Financial Group, Inc.
6.38%, 10/1/20 (a)	100	104
E*TRADE Financial Corp.
6.38%, 11/15/19	50	52
Kennedy-Wilson, Inc.
8.75%, 4/1/19	50	53
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.88%, 10/1/20 (a)	50	53
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.88%, 3/15/22 (a)	50	53
Nuveen Investments, Inc.
9.13%, 10/15/17 (a)	100	99
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/1/17	50	54
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	100	109
		577
Industrials (23.2%)
Anixter, Inc.
5.63%, 5/1/19	50	53
Atkore International, Inc.
9.88%, 1/1/18	100	107
BOE Merger Corp.,
9.50%, 11/1/17 (a)(b)	50	50
Bristow Group, Inc.
6.25%, 10/15/22	50	54

	Face
	Amount	Value
	(000)	(000)
Cemex Finance LLC
9.38%, 10/12/22 (a)	$125	$141
CEVA Group PLC
8.38%, 12/1/17 (a)	100	100
Cleaver Brooks, Inc.
8.75%, 12/15/19 (a)	100	103
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	150	161
Dematic SA/DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	50
DryShips, Inc.
5.00%, 12/1/14	100	80
DynCorp International, Inc.
10.38%, 7/1/17	50	46
Griffon Corp.
7.13%, 4/1/18	50	53
Heckmann Corp.
9.88%, 4/15/18	100	104
Interline Brands, Inc.,
10.00%, 11/15/18 (a)(b)	150	163
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	150	156
Kenan Advantage Group, Inc. (The)
8.38%, 12/15/18 (a)	100	103
Kratos Defense & Security Solutions, Inc.
10.00%, 6/1/17	100	110
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.88%, 1/15/17	150	157
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
8.13%, 2/15/19	100	88
Pretium Packaging LLC/Pretium Finance, Inc.
11.50%, 4/1/16	100	104
Quality Distribution LLC/QD Capital Corp.
9.88%, 11/1/18	150	163
Sealed Air Corp.
6.50%, 12/1/20 (a)	50	54
Sequa Corp.
7.00%, 12/15/17 (a)	100	101
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (a)	100	104
Tekni-Plex, Inc.
9.75%, 6/1/19 (a)	100	109
Terex Corp.
6.00%, 5/15/21	50	53
Viasystems, Inc.
7.88%, 5/1/19 (a)	50	49
		2,616
Technology (4.3%)
CDW LLC/CDW Finance Corp.
8.50%, 4/1/19	50	54
First Data Corp.
10.55%, 9/24/15	50	51

	Face
	Amount	Value
	(000)	(000)
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	$50	$55
iGate Corp.
9.00%, 5/1/16	50	55
Infor US, Inc.,
9.38%, 4/1/19	100	113
11.50%, 7/15/18	45	53
		381
Utilities (1.9%)
AES Corp.
7.38%, 7/1/21	50	56
GenOn Americas Generation LLC
8.50%, 10/1/21	100	114
Sabine Pass LNG LP
6.50%, 11/1/20 (a)	50	51
		221
Total Fixed Income Securities (Cost $10,554)		10,983

	Shares
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $32)	31,626	32
Total Investments (97.3%) (Cost $10,586) +		11,015
Other Assets in Excess of Liabilities (2.7%)		303
Net Assets (100.0%)		$11,318

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Payment-in-kind security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $10,586,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $429,000 of which approximately $483,000 related to appreciated securities and approximately $54,000 related to depreciated securities.

Morgan Stanley Institutional Fund Trust

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report -

December 31, 2012 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.6%)
Agency Adjustable Rate Mortgages (2.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.78%, 7/1/36	$192	$205
2.86%, 7/1/38	582	621
2.93%, 9/1/35	941	995
5.32%, 1/1/38	171	181
Federal National Mortgage Association,
Conventional Pools:
2.33%, 5/1/35	729	776
3.31%, 5/1/39	794	854
Government National Mortgage Association,
Various Pool
4.00%, 2/20/40	284	297
		3,929
Agency Fixed Rate Mortgages (0.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 — 11/1/29	14	17
7.50%, 11/1/19	2	2
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 — 10/1/32	797	921
7.00%, 7/1/29 — 12/1/33	63	75
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	36	39
		1,054
Asset-Backed Securities (12.5%)
Ally Auto Receivables Trust,
Series 2012-3
0.62%, 3/15/17	750	751
Series 2012-SN1
0.57%, 8/20/15	560	561
Ally Master Owner Trust,
1.96%, 1/15/15 (a)(b)	275	275
2.15%, 1/15/16	700	712
2.88%, 4/15/15 (a)	650	654
American Express Credit Account Master Trust
1.46%, 3/15/17 (b)	2,325	2,372
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (a)	404	428
CarMax Auto Owner Trust
0.52%, 7/17/17	500	500
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,125
0.59%, 8/15/17	1,608	1,610
CNH Equipment Trust
1.17%, 5/15/15	486	488
Ford Credit Auto Lease Trust
0.57%, 9/15/15	330	330
Ford Credit Floorplan Master Owner Trust
4.20%, 2/15/17 (a)	1,150	1,235

	Face Amount (000)	Value (000)
GE Dealer Floorplan Master Note Trust
0.70%, 6/20/17 (b)	$750	$754
GE Equipment Midticket LLC,
Series 2010-1
0.94%, 7/14/14 (a)	181	181
GE Equipment Transportation LLC
0.62%, 7/25/16	570	571
Harley-Davidson Motorcycle Trust,
Series 2010-1
1.16%, 2/15/15	680	681
Hyundai Auto Receivables Trust
0.53%, 4/17/17	1,500	1,501
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (a)	232	233
Nissan Auto Lease Trust,
Series 2010-B
1.12%, 12/15/13	406	406
Nissan Master Owner Trust Receivables
1.36%, 1/15/15 (a)(b)	625	625
North Carolina State Education Assistance Authority,
0.77%, 1/25/21 (b)	361	361
1.12%, 7/25/25 (b)	625	628
Panhandle-Plains Higher Education Authority, Inc.
1.26%, 7/1/24 (b)	275	278
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	180	181
		17,441
Collateralized Mortgage Obligations - Agency Collateral Series (1.8%)
Federal Home Loan Mortgage Corporation,
1.56%, 10/25/18	268	275
REMIC
7.50%, 9/15/29	1,562	1,843
Federal National Mortgage Association
0.95%, 11/25/15	360	364
		2,482
Corporate Bonds (64.7%)
Finance (30.1%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	775
Abbey National Treasury Services PLC
2.88%, 4/25/14	615	628
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)	400	437
Aflac, Inc.
3.45%, 8/15/15	325	347
American Express Co.
7.25%, 5/20/14	1,680	1,829
American International Group, Inc.
3.65%, 1/15/14	745	765
Banco Bradesco SA
4.50%, 1/12/17	975	1,041

	Face Amount (000)	Value (000)
Bank of America Corp.,
Series 1
3.75%, 7/12/16	$1,295	$1,385
Bank of Montreal
1.40%, 9/11/17	585	588
Barclays Bank PLC
5.20%, 7/10/14	980	1,043
BNP Paribas SA
2.38%, 9/14/17	1,000	1,016
BP Capital Markets PLC
3.88%, 3/10/15	595	634
Canadian Imperial Bank of Commerce
0.90%, 10/1/15	435	437
Capital One Financial Corp.
7.38%, 5/23/14	875	952
CIT Group, Inc.
5.00%, 5/15/17	500	533
Citigroup, Inc.
4.45%, 1/10/17 (c)	1,125	1,247
Commonwealth Bank of Australia
1.95%, 3/16/15	735	755
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	355
Credit Agricole SA
3.00%, 10/1/17 (a)	725	743
Credit Suisse
5.50%, 5/1/14	840	894
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,106
DNB Bank ASA
3.20%, 4/3/17 (a)	610	650
General Electric Capital Corp.
2.95%, 5/9/16	2,790	2,941
Genworth Life Institutional Funding Trust
5.88%, 5/3/13 (a)	865	878
Goldman Sachs Group, Inc. (The)
3.63%, 2/7/16	1,250	1,324
HCP, Inc.
2.70%, 2/1/14	575	586
HSBC USA, Inc.
1.63%, 1/16/18	685	686
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	375	390
ING Bank N.V.
3.75%, 3/7/17 (a)	600	638
International Lease Finance Corp.
6.75%, 9/1/16 (a)	107	121
JPMorgan Chase & Co.,
1.88%, 3/20/15	475	484
3.15%, 7/5/16	1,025	1,087
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	777
Metropolitan Life Global Funding I,
1.70%, 6/29/15 (a)	530	541
2.00%, 1/10/14 (a)	950	964
Monumental Global Funding III
5.25%, 1/15/14 (a)	1,115	1,165

	Face Amount (000)	Value (000)
National Australia Bank Ltd.
3.00%, 7/27/16 (a)	$900	$954
Nationwide Building Society
4.65%, 2/25/15 (a)	840	889
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (a)	90	90
Nordea Bank AB
2.25%, 3/20/15 (a)	635	651
Principal Financial Group, Inc.
1.85%, 11/15/17	725	730
Prudential Financial, Inc.,
MTN
4.75%, 9/17/15	930	1,020
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	507
Santander Holdings USA, Inc.
3.00%, 9/24/15	110	112
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	993
UBS AG
3.88%, 1/15/15	1,140	1,205
UnitedHealth Group, Inc.
1.40%, 10/15/17	250	251
US Bancorp
2.20%, 11/15/16	940	980
WellPoint, Inc.
1.88%, 1/15/18	705	715
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,461
Westpac Banking Corp.
1.38%, 7/17/15 (a)	525	533
		41,833
Industrials (29.2%)
AbbVie, Inc.,
1.20%, 11/6/15 (a)	745	750
1.75%, 11/6/17 (a)	715	724
Altria Group, Inc.
4.13%, 9/11/15	750	815
Amazon.com, Inc.
1.20%, 11/29/17	700	697
Amgen, Inc.
2.50%, 11/15/16	425	447
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	374
5.38%, 11/15/14	785	853
Applied Materials, Inc.
2.65%, 6/15/16	455	479
Apria Healthcare Group, Inc.
11.25%, 11/1/14	375	389
ArcelorMittal
9.50%, 2/15/15	610	679
AT&T, Inc.
1.70%, 6/1/17	1,075	1,091
BAA Funding Ltd.
2.50%, 6/25/15 (a)	400	413

	Face Amount (000)	Value (000)
Bacardi Ltd.
7.45%, 4/1/14 (a)	$835	$901
Barrick Gold Corp.
1.75%, 5/30/14	660	669
BAT International Finance PLC
1.40%, 6/5/15 (a)	600	609
Best Buy Co., Inc.
3.75%, 3/15/16	875	822
Bill Barrett Corp.
9.88%, 7/15/16	425	463
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	874
Chesapeake Energy Corp.
7.63%, 7/15/13	350	362
CNH Capital LLC Co.
6.25%, 11/1/16	355	393
Comcast Corp.
6.50%, 1/15/15	870	970
Covidien International Finance SA
1.35%, 5/29/15	265	269
Daimler Finance North America LLC
1.88%, 9/15/14 (a)	785	798
Danaher Corp.
1.30%, 6/23/14	255	258
Diageo Capital PLC
1.50%, 5/11/17	775	787
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	742
DISH DBS Corp.
7.13%, 2/1/16	475	534
Ecolab, Inc.,
1.00%, 8/9/15	245	246
3.00%, 12/8/16	320	340
Experian Finance PLC
2.38%, 6/15/17 (a)	600	611
Express Scripts Holding Co.,
2.65%, 2/15/17 (a)	35	36
2.75%, 11/21/14 (a)	580	599
FMG Resources August 2006 Pty Ltd.
6.38%, 2/1/16 (a)	500	520
Ford Motor Credit Co., LLC
5.63%, 9/15/15	375	412
Gilead Sciences, Inc.
3.05%, 12/1/16	1,000	1,072
GlaxoSmithKline Capital PLC
0.75%, 5/8/15	340	342
Hewlett-Packard Co.
3.30%, 12/9/16	815	830
Home Depot, Inc.
5.40%, 3/1/16	630	720
Hyundai Capital America
1.63%, 10/2/15 (a)	395	398
Intel Corp.
1.35%, 12/15/17	575	575
Kellogg Co.
1.13%, 5/15/15	175	177

	Face Amount (000)	Value (000)
Kinross Gold Corp.
3.63%, 9/1/16	$740	$754
Kraft Foods Group, Inc.
2.25%, 6/5/17 (a)	425	440
Kroger Co. (The)
7.50%, 1/15/14	725	776
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (a)	525	534
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,140
McKesson Corp.
3.25%, 3/1/16	1,070	1,148
NBC Universal Media LLC
2.10%, 4/1/14	835	851
News America, Inc.
5.30%, 12/15/14	455	495
PepsiCo, Inc.
0.75%, 3/5/15	525	527
Phillips 66
1.95%, 3/5/15 (a)	775	791
Precision Castparts Corp.
0.70%, 12/20/15	125	125
Sealed Air Corp.
7.88%, 6/15/17	275	295
Sealy Mattress Co.
10.88%, 4/15/16 (a)	261	277
Stryker Corp.
2.00%, 9/30/16	715	745
Takeda Pharmaceutical Co., Ltd.
1.03%, 3/17/15 (a)	440	442
Time Warner Cable, Inc.
6.75%, 7/1/18	400	500
Turlock Corp.
1.50%, 11/2/17 (a)	630	632
United Air Lines, Inc.
9.88%, 8/1/13 (a)	356	359
Verizon Communications, Inc.
1.10%, 11/1/17	655	653
Viacom, Inc.
4.38%, 9/15/14	1,100	1,166
Vodafone Group PLC
1.25%, 9/26/17	775	774
Volkswagen International Finance N.V.
1.63%, 3/22/15 (a)	1,195	1,212
Waste Management, Inc.
2.60%, 9/1/16	725	760
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	414
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (a)	760	765
		40,615
Utilities (5.4%)
AES Corp. (The)
7.75%, 10/15/15	350	395

	Face Amount (000)	Value (000)
Commonwealth Edison Co.
1.63%, 1/15/14	$805	$814
Enel Finance International N.V.
3.88%, 10/7/14 (a)	1,115	1,148
Enterprise Products Operating LLC
1.25%, 8/13/15	315	317
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	811
GDF Suez
1.63%, 10/10/17 (a)	650	651
Georgia Power Co.
0.75%, 8/10/15	340	341
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	842
Sempra Energy
2.00%, 3/15/14	915	929
Spectra Energy Capital LLC
5.90%, 9/15/13	965	999
TransCanada PipeLines Ltd.
0.88%, 3/2/15	300	302
		7,549
		89,997
Mortgage - Other (0.3%)
FDIC Structured Sale Guaranteed Notes
0.76%, 2/25/48 (a)(b)	400	402

Sovereign (0.4%)
Qatar Government International Bond
4.00%, 1/20/15 (a)	500	528

U.S. Treasury Securities (13.3%)
U.S. Treasury Notes,
0.38%, 6/15/15 — 11/15/15	9,831	9,844
1.25%, 10/31/15	8,453	8,669
		18,513
Total Fixed Income Securities (Cost $131,185)		134,346

	Shares
Short-Term Investments (5.9%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $8,131)	8,131,481	8,131

	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
0.13%, 2/21/13 (e)(f) (Cost $105)	$105	105
Total Short-Term Investments (Cost $8,236)		8,236
Total Investments (102.5%) (Cost $139,421) (g)+		142,582
Liabilities in Excess of Other Assets (-2.5%)		(3,418)
Net Assets (100.0%)		$139,164

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2012.
(c)

For the three months ended December 31, 2012, there were no transactions in Citigroup,Inc., Corporate Bond, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2012.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
+

At December 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $139,421,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,161,000 of which approximately $3,258,000 related to appreciated securities and approximately $97,000 related to depreciated securities.

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2012:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note
	210	$46,299	Mar-13	$11

Short:
U.S. Treasury 5 yr. Note	61	(7,589)	Mar-13	3
U.S. Treasury 10 yr. Note	2	(266)	Mar-13	1
				$15

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreements open at December 31,2012

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (Unaudited)
JPMorgan Chase
CDX.NA. IG 19	Sell	$900	1.00%	12/20/2017	$1	$1	$2	NR
JPMorgan Chase
Kohl’s Corporate	Buy	900	1.00	12/20/2017	31	29	60	BBB+
		$1,800			$32	$30	$62

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2012:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Month LIBOR	Receive	0.37%	10/5/14	$10,950	$(2)
Barclays Capital	3 Month LIBOR	Receive	0.81	9/24/17	3,000	(8)
Credit Suisse	3 Month LIBOR	Receive	0.39	9/25/14	9,390	(15)
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	4,500	(19)
Deutsche Bank	3 Month LIBOR	Receive	0.43	12/11/15	6,450	8
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	7,644	(48)
						$(84)

LIBOR	London Interbank Offered Rate.
NR	Not Rated
†	Credit Rating as issued by Standard and Poor’s.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • December 31, 2012 (unaudited)

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the last reported bid and asked prices obtained from reputable brokers.

Under procedures approved by the Trustees, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$56	$—	$56
Agency Fixed Rate Mortgages	—	18,009	—	18,009
Asset-Backed Securities	—	1,784	—	1,784
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,906	—	2,906
Commercial Mortgage - Backed Securities	—	2,751	—	2,751
Corporate Bonds	—	35,881	—	35,881
Mortgages - Other	—	1,507	—	1,507
Municipal Bonds	—	721	—	721
Sovereign	—	106,631	—	106,631
U.S. Treasury Securities	—	10,588	—	10,588
Total Fixed Income Securities	—	180,834	—	180,834
Common Stocks
Aerospace & Defense	1,713	835	—	2,548
Air Freight & Logistics	630	440	—	1,070
Airlines	11,878	150	—	12,028
Auto Components	332	1,134	—	1,466
Automobiles	884	4,684	—	5,568
Beverages	2,101	2,680	—	4,781
Biotechnology	1,702	467	—	2,169
Building Products	—	808	—	808
Capital Markets	2,409	2,433	—	4,842
Chemicals	2,026	5,183	—	7,209
Commercial Banks	6,940	14,835	—	21,775
Commercial Services & Supplies	722	741	—	1,463
Communications Equipment	2,279	441	—	2,720
Computers & Peripherals	6,075	359	—	6,434
Construction & Engineering	245	675	—	920
Construction Materials	—	311	—	311
Consumer Finance	782	—	—	782
Containers & Packaging	93	113	—	206
Distributors	7	72	—	79
Diversified Consumer Services	96	—	—	96
Diversified Financial Services	12,525	1,401	—	13,926
Diversified Telecommunication Services	2,505	4,405	—	6,910
Electric Utilities	2,272	2,948	—	5,220
Electrical Equipment	686	1,645	—	2,331
Electronic Equipment, Instruments & Components	217	1,458	—	1,675
Energy Equipment & Services	2,141	1,154	—	3,295
Food & Staples Retailing	3,812	2,582	—	6,394
Food Products	1,567	4,288	—	5,855
Gas Utilities	140	920	—	1,060
Health Care Equipment & Supplies	2,066	629	—	2,695
Health Care Providers & Services	2,185	459	—	2,644
Health Care Technology	94	—	—	94
Hotels, Restaurants & Leisure	2,119	773	—	2,892
Household Durables	148	472	—	620
Household Products	2,742	1,179	—	3,921
Independent Power Producers & Energy Traders	56	126	—	182
Industrial Conglomerates	1,008	2,223	—	3,231
Information Technology Services	3,772	362	—	4,134
Insurance	1,478	6,124	—	7,602
Internet & Catalog Retail	776	112	—	888

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Internet Software & Services	$2,252	$89	$—	$2,341
Leisure Equipment & Products	71	151	—	222
Life Sciences Tools & Services	461	109	—	570
Machinery	1,657	3,421	—	5,078
Marine	—	350	—	350
Media	4,930	1,266	—	6,196
Metals & Mining	2,179	5,686	—	7,865
Multi-Utilities	1,461	1,918	—	3,379
Multi-line Retail	407	490	—	897
Office Electronics	49	741	—	790
Oil, Gas & Consumable Fuels	11,627	8,207	—	19,834
Paper & Forest Products	52	183	—	235
Personal Products	286	772	—	1,058
Pharmaceuticals	4,718	9,354	—	14,072
Professional Services	478	673	—	1,151
Real Estate Investment Trusts (REITs)	3,260	1,628	—	4,888
Real Estate Management & Development	479	2,432	—	2,911
Road & Rail	1,518	1,923	—	3,441
Semiconductors & Semiconductor Equipment	2,190	674	—	2,864
Software	3,265	1,518	—	4,783
Specialty Retail	1,454	1,382	—	2,836
Textiles, Apparel & Luxury Goods	414	1,651	—	2,065
Thrifts & Mortgage Finance	86	—	—	86
Tobacco	1,460	1,999	—	3,459
Trading Companies & Distributors	260	1,605	—	1,865
Transportation Infrastructure	—	657	—	657
Wireless Telecommunication Services	634	2,711	—	3,345
Total Common Stocks	128,871	121,211	—	250,082
Convertible Preferred Stock	—	—	10	10
Investment Companies	470	—	—	470
Rights	10	4	—	14
Short-Term Investments
Investment Company	48,069	—	—	48,069
Repurchase Agreements	—	2,782	—	2,782
U.S. Treasury Securities	—	2,818	—	2,818
Total Short-Term Investments	48,069	5,600	—	53,669
Foreign Currency Exchange Contracts	—	1,186	—	1,186
Futures Contracts	963	—	—	963
Interest Rate Swap Agreements	—	21	—	21
Total Return Swap Agreements	—	1,690	—	1,690
Total Assets	178,383	310,546	10	488,939
Liabilities:
Foreign Currency Exchange Contracts	—	(1,577)	—	(1,577)
Futures Contracts	(811)	—	—	(811)
Interest Rate Swap Agreements	—	(118)	—	(118)
Total Return Swap Agreements	—	(1,001)	—	(1,001)
Total Liabilities	(811)	(2,696)	—	(3,507)
Total	$177,572	$307,850	$10	$485,432

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, securities with a total value of approximately $76,301,000 transferred from Level 1 to Level 2. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock
Beginning Balance	$100
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(90)
Realized gains (losses)	—
Ending Balance	$10

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2012	$(90)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2012.

	Fair Value at December 31, 2012 (000)	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Alternative Energy
Convertible Preferred Stock	$10	Asset Approach	Net Tangible Assets	$0.25	$0.25	$0.25	Increase
		Discounted cash flow	Weighted average cost of capital	24.7%	26.0%	25.0%	Decrease

			Perpetual growth rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	2.8x	4.6x	3.7x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$2,089	$—	$—	$2,089
Alternative Energy	181,845	—	—	181,845
Asset Management & Custodian	54,224	—	—	54,224
Automobiles	34,779	—	—	34,779
Beverage: Brewers & Distillers	—	140,561	—	140,561
Beverage: Soft Drinks	102,747	—	—	102,747
Biotechnology	294,129	—	—	294,129
Cement	123,660	—	—	123,660
Chemicals: Diversified	163,347	—	—	163,347
Commercial Services	340,393	160,004	—	500,397
Communications Technology	223,343	—	—	223,343
Computer Services, Software & Systems	1,055,314	—	—	1,055,314
Computer Technology	200,484	—	33,908	234,392
Consumer Lending	81,747	—	—	81,747
Consumer Services: Miscellaneous	—	109,338	—	109,338
Diversified Media	157,328	—	—	157,328
Diversified Retail	166,137	—	—	166,137
Education Services	93,074	—	—	93,074
Electronic Components	170,813	—	—	170,813
Entertainment	—	—	67,274	67,274
Financial Data & Systems	315,411	—	—	315,411
Health Care Services	193,537	—	—	193,537
Insurance: Property-Casualty	204,941	—	—	204,941
Medical & Dental Instruments & Supplies	78,202	—	—	78,202
Medical Equipment	133,148	—	—	133,148
Pharmaceuticals	127,282	—	—	127,282
Publishing	92,243	—	—	92,243
Recreational Vehicles & Boats	—	231,662	—	231,662
Restaurants	88,909	—	—	88,909
Scientific Instruments: Pollution Control	81,650	—	—	81,650
Semiconductors & Components	79,656	—	—	79,656
Textiles Apparel & Shoes	88,440	—	—	88,440
Utilities: Electrical	207,202	—	—	207,202
Total Common Stocks	5,136,074	641,565	101,182	5,878,821
Convertible Preferred Stocks	—	—	52,921	52,921
Preferred Stocks	—	—	11,738	11,738
Short-Term Investment - Investment Company	91,299	—	—	91,299
Total Assets	$5,227,373	$641,565	$165,841	$6,034,779

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, securities with a total value of approximately $641,564,000 transferred from Level 1 to Level 2. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$69,179	$57,738	$11,200
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Fund Merger	3,541	1,652	538
Corporate Action	—	1,547	—
Change in unrealized appreciation/depreciation	28,462	(8,016)	—
Realized gains (losses)	—	—	—
Ending Balance	$101,182	$52,921	$11,738

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2012	$28,462	$(8,016)	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2012.

	Fair Value at December 31, 2012 (000)	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Alternative Energy
Convertible Preferred Stocks	$3,727	Asset Approach	Net Tangible Assets	$0.25	$0.25	$0.25	Increase
		Discounted cash flow	Weighted average cost of capital	24.7%	26.0%	25.0%	Decrease
			Perpetual growth rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	2.8x	4.6x	3.7x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Communications Technology
Convertible Preferred Stock	$2,721	Discounted cash flow	Weighted average cost of capital	27.5%	28.5%	28.0%	Decrease
			Perpetual growth rate	5.0%	6.0%	5.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	2.4x	3.2x	2.8x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Computer Services, Software & Systems
Convertible Preferred Stock	$43,108	Adjusted Stock Price	Discount for Illiquidity	6.7%	6.7%	6.7%	Decrease

Preferred Stock	$11,738	Discounted cash flow	Weighted average cost of capital	16.5%	17.5%	17.0%	Decrease
			Perpetual growth rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	9.5x	8.7x	Increase
			Discount for lack of marketability	15%	15%	15%	Decrease

Computer Technology
Common Stock	$33,908	Discounted cash flow	Weighted average cost of capital	17.0%	19.0%	18.0%	Decrease
			Perpetual growth rate	2.5%	3.5%	3.0%	Increase
Convertible Preferred Stock	$3,365	Market Comparable Companies	Enterprise Value / Revenue	7.5x	17.9x	15.8x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Entertainment
Common Stock	$67,274	Discounted cash flow	Weighted average cost of capital	14.5%	15.5%	15.0%	Decrease
			Perpetual growth rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value / EBITDA	12.2x	25.5x	18.8x	Increase
			Discount for lack of marketability	10%	10%	10%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$14,641	$—	$14,641
Asset-Backed Securities	—	2,959	—	2,959
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,080	—	5,080
Commercial Mortgage Backed Securities	—	1,773	—	1,773
Corporate Bonds	—	17,141	—	17,141
Municipal Bonds	—	704	—	704
Sovereign	—	2,298	—	2,298
U.S. Agency Securities	—	1,297	—	1,297
U.S. Treasury Securities	—	8,939	—	8,939
Total Fixed Income Securities	—	54,832	—	54,832
Short-Term Investments
Investment Company	4,819	—	—	4,819
Repurchase Agreements	—	334	—	334
U.S. Treasury Securities	—	55	—	55
Total Short-Term Investments	4,819	389	—	5,208
Futures Contracts	36	—	—	36
Credit Default Swap Agreements		13		13
Interest Rate Swap Agreements	—	3	—	3
Total Assets	4,855	55,237	—	60,092
Liabilities:
Futures Contracts	(15)	—	—	(15)
Interest Rate Swap Agreements	—	(38)	—	(38)
Total Liabilities	(15)	(38)	—	(53)
Total	$4,840	$55,199	$—	$60,039

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,782	$—	$1,782
Agency Fixed Rate Mortgages	—	64,303	—	64,303
Asset-Backed Securities	—	3,850	—	3,850
Collateralized Mortgage Obligations - Agency Collateral Series	—	12,034	—	12,034
Commercial Mortgage - Backed Securities	—	3,203	—	3,203
Corporate Bonds	—	76,804	—	76,804
Mortgages - Other	—	15,879	—	15,879
Municipal Bonds	—	3,319	—	3,319
Sovereign	—	12,515	—	12,515
U.S. Agency Securities	—	3,642	—	3,642
U.S. Treasury Securities	—	24,933	—	24,933
Total Fixed Income Securities	—	222,264	—	222,264
Short-Term Investments
Investment Company	14,683	—	—	14,683
Repurchase Agreements	—	795	—	795
U.S. Treasury Securities	—	3,469	—	3,469
Total Short-Term Investments	14,683	4,264	—	18,947
Foreign Currency Exchange Contracts	—	4	—	4
Futures Contracts	97	—	—	97
Credit Default Swap Agreements	—	48	—	48
Interest Rate Swap Agreements	—	50	—	50
Total Assets	14,780	226,630	—	241,410
Liabilities:
Foreign Currency Exchange Contracts	—	(63)	—	(63)
Futures Contracts	(39)	—	—	(39)
Interest Rate Swap Agreements	—	(201)	—	(201)
Total Liabilities	(39)	(264)	—	(303)
Total	$14,741	$226,366	$—	$241,107

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$342	$—	$342
Collateralized Mortgage Obligations - Agency Collateral Series	—	5	—	5
Corporate Bonds	—	44,991	—	44,991
Total Fixed Income Securities	—	45,338	—	45,338
Short-Term Investments
Investment Company	7,677	—	—	7,677
Repurchase Agreements	—	645	—	645
U.S. Treasury Securities	—	50	—	50
Total Short-Term Investments	7,677	695	—	8,372
Credit Default Swap Agreements	—	17	—	17
Futures Contracts	59	—	—	59
Total Assets	7,736	46,050	—	53,786
Liabilities:
Futures Contracts	(72)	—	—	(72)
Interest Rate Swap Agreements	—	(98)	—	(98)
Total Liabilities	(72)	(98)	—	(170)
Total	$7,664	$45,952	$—	$53,616

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,983	$—	$10,983
Short-Term Investment - Investment Company	32	—	—	32
Total Assets	$32	$10,983	$—	$11,015

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Limited Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,929	$—	$3,929
Agency Fixed Rate Mortgages	—	1,054	—	1,054
Asset-Backed Securities	—	17,441	—	17,441
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,482	—	2,482
Corporate Bonds	—	89,997	—	89,997
Mortgages - Other	—	402	—	402
Sovereign	—	528	—	528
U.S. Treasury Securities	—	18,513	—	18,513
Total Fixed Income Securities	—	134,346	—	134,346
Short-Term Investments
Investment Company	8,131	—	—	8,131
U.S. Treasury Securities	—	105	—	105
Total Short-Term Investments	8,131	105	—	8,236
Futures Contracts	15	—	—	15
Credit Default Swap Agreements	—	30	—	30
Interest Rate Swap Agreements	—	8	—	8
Total Assets	8,146	134,489	—	142,635
Liabilities:
Interest Rate Swap Agreements	—	(92)	—	(92)
Total	$8,146	$134,397	$—	$142,543

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2013